Registration Nos.: 33-82268 and
                                                                       811-8670


              As filed with the Securities and Exchange Commission
                               on April ____, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      FORM N-4
                         SERIES IDENTIFIER: S000004301
                          CLASS IDENTIFIER: C000012027

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

         Post-Effective Amendment No. 15

               and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 16

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                           USAA LIFE INSURANCE COMPANY
                               (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

         Depositor's Telephone Number, including Area Code: 210-498-8000


                              MARK S. HOWARD, ESQ.
                  Senior Vice President, Secretary and Counsel
                           USAA Life Insurance Company
                            9800 Fredericksburg Road
                          San Antonio, Texas 78288-4501
                    (Name and Address of Agents for Service)


                                   Copies to:

                              DIANE E. AMBLER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                  1601 K Street
                           Washington, D.C. 20030-1600
                                 (202) 778-9886

Approximate Date of Proposed Public offering:   Continuous

It is proposed that this filing will become effective (check the appropriate box):

[  ]     Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      On May 1, 2006 pursuant to paragraph (b) of Rule 485

[  ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]     On May 1, 2006 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[    ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

                                VARIABLE ANNUITY
                                   PROSPECTUS

                                   May 1, 2006

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone: 1-800-531-2923

USAA Life Insurance Company (USAA Life) is offering a flexible premium deferred combination fixed and variable annuity contract (Contract). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 18 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 17 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds (Funds):

USAA LIFE INVESTMENT TRUST              FIDELITY(R) VARIABLE INSURANCE PRODUCTS
USAA Life Growth and Income Fund        Fidelity VIP Contrafund(R) Portfolio,
USAA Life Aggressive Growth Fund         Initial Class
USAA Life World Growth Fund             Fidelity VIP Equity-Income Portfolio,
USAA Life Diversified Assets Fund        Initial Class
USAA Life Income Fund

VANGUARD(R) VARIABLE INSURANCE FUND     DWS VARIABLE SERIES I
Vanguard Diversified Value Portfolio    DWS Capital Growth VIP Portfolio,
Vanguard Equity Index Portfolio          Class A Shares
Vanguard Mid-Cap Index Portfolio        THE ALGER AMERICAN FUND
Vanguard Small Company Growth Portfolio Alger American Growth Portfolio,
Vanguard International Portfolio         Class O shares
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market Portfolio


USAA Life (We) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission (SEC). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this prospectus. Its contents appear on page 39. For a free copy, call 1-800-531-2923.

                   INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.
  IMPORTANT
   NOTICES
                   THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                                VA Contract - 1

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
TABLE OF CONTENTS

                           INDEX OF IMPORTANT TERMS..........................3
                           EXPENSES..........................................4
                           THE CONTRACT AT A GLANCE.........................10
                           HOW THE CONTRACT WORKS...........................11
   Contract Features       INVESTMENT CHOICES...............................12
                           SPECIAL SERVICES.................................19
                            Automatic Payment Plan..........................19
                            Dollar Cost Averaging Program...................19
                            Systematic Withdrawal Program...................20
                            Automatic Asset Rebalancing.....................20
                           YOUR CONTRACT VALUE..............................21
                           ANNUITY BENEFITS.................................22
                           DEATH BENEFITS...................................24


                           HOW DO I ...?....................................25
                             ...Contact USAA Life...........................25
                             ...Buy a Contract..............................25
                             ...Invest Your Money...........................26
    Transactions             ...Access My Money.............................26
                             ...Change My Investment Choices................26
                             ...Change My Premium Allocations...............28
                             ...Change My Annuity Date......................28
                             ...Change My Annuitant.........................29
                             ...Change My Beneficiary.......................29
                             ...Transfer or Assign Ownership................29
                             ...Place a Telephone Request...................29
                             ...Cancel My Contract during the Free Look.....29
                             ...Keep Track of My Investments................29
                             ...Start Receiving Annuity Payments............30
                             ...Report a Death..............................30
                           PROCESSING DATES.................................30
                           POSTPONEMENT OF PAYMENTS.........................31


                           MORE INFORMATION ABOUT...........................32
                             ...USAA Life...................................32
                             ...The Separate Account........................32
                             ...The Funds...................................32
     Other Information       ...The Contract................................33
                             ...Charges and Deductions......................34
                           TAX INFORMATION.............................,,...36
                           FINANCIAL INFORMATION............................38
                           Contents of Statement of Additional Information..39

                                 VA Contract-2

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS

Term                                                                 Page

Accumulation Unit                                                      21
Annuitant                                                              12
Annuity Date                                                           11
Annuity Unit                                                           22
Beneficiary                                                            12
Contract                                                                1
Contract Year                                                          20
Distribution Option                                                    22
Effective Date                                                         11
Fixed Annuity Payments                                                 22
Fixed Fund Account                                                     19
Fixed Fund Account Value                                               21
Free Look Period                                                       10
Funds                                                                   1
General Account                                                        19
Nonqualified Plan                                                      12
Proof of Death                                                         30
Qualified Plan                                                         12
Variable Annuity Payments                                              22
Variable Fund Accounts                                                 13
Variable Fund Account Value                                            21



                                 VA Contract-3

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The tables do not show premium taxes and other taxes which may apply.

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.


                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                             None

Deferred Sales Load                                         None

Surrender Fees                                              None(1)

Transfer of Exchange Fees                                   None(1.1)

1 There are no surrender fees for withdrawals or transfers from a Variable Fund
  Account. However, for Contracts issued on or after August 1, 2003, funds that you withdraw or transfer out of the Fixed Fund Account - including funds that were previously transferred into the Fixed Fund Account from a Variable Fund Account - are subject to a maximum 7% surrender fee, described under "Fixed Fund Account Withdrawal Charge" in the Charges & Deductions section of this prospectus.
1.1 We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



          PERIODIC FEES AND EXPENSES OTHER THAN FUND FEES AND EXPENSES


Contract Maintenance Charge                                            $30(2)

Separate Account Annual Expenses (as a percentage of average net assets)

         Mortality and Expense Risk Fee                                  .65%

         Administrative Expense Fee                                      .10%

Total Separate Account Annual Expenses                                   .75%

2 This charge is deducted on each Contract anniversary. If you surrender your Contract, we deduct the entire charge for that year.


The next table shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2005 that you may pay periodically during the time you own the Contract. More information concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES       MINIMUM              MAXIMUM

Expenses that are deducted from Fund
assets, including management fees and
other expenses(3)                            .14%                1.41%

3 The maximum actual total Fund operating expense was .95% as the result of an agreement that caps expenses for the USAA Life Investment Trust. The agreement may be terminated at any time by USAA Life Investment Trust. For additional information, please see footnote 5 below.

                                  VA Contract-4

This table shows the operating expenses (before and after reimbursement)charged by each Fund for the fiscal year ended December 31, 2005.

                             FUND OPERATING EXPENSES

Variable Fund Account         Management        Other        Total Fund
                              Fees              Expenses     Operating Expenses

USAA LIFE
INVESTMENT TRUST(4)

Growth and Income(5)            .20             .32                   .52

Aggressive Growth(5)            .50             .73                  1.23

World Growth(5)                 .35            1.06                  1.41

Diversified Assets(5)           .20             .41                   .61

Income(5)                       .20             .57                   .77

VANGUARD(R) VARIABLE
INSURANCE FUND

Diversified Value Portfolio     .38             .03                   .41

Equity Index Portfolio          .11             .03                   .14

Mid-Cap Index Portfolio         .20             .04                   .24

Small Company Growth Portfolio  .37             .03                   .40

International Portfolio         .36             .05                   .41

REIT Index Portfolio            .28             .03                   .31

High Yield Bond Portfolio       .21             .04                   .25

Money Market Portfolio          .12             .03                   .15

FIDELITY(R) VARIABLE
INSURANCE PRODUCTS(6)

Contrafund(R) Portfolio,
Initial Class(6)                .57             .09                   .66

Equity-Income Portfolio,
Initial Class(6)                .47             .09                   .56

DWS VARIABLE SERIES I(7)
DWS Capital Growth VIP Portfolio,
Class A Shares                  .46             .04                   .50


ALGER AMERICAN
FUND(8)
Growth Portfolio,
Class O Shares                  .85             .06                   .91
4 Through a commission recapture program, a portion of the brokerage commissions that the Funds pay may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Funds.
  In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. Total Fund Operating Expenses reflect total operating expenses of the funds before reductions of any expenses paid indirectly. These offsets may be discontinued at any time. Including these reductions, the total fund operating expenses would have been as follows:
  GROWTH AND INCOME                 .50
  AGGRESSIVE GROWTH                1.21
  WORLD GROWTH                     1.40
  DIVERSIFIED ASSETS               0.60
  INCOME                           0.77(+)
  (+)EXPENSES PAID INDIRECTLY DID NOT IMPACT THE INCOME FUND EXPENSE RATIO.
5 Pursuant to an Administrative Services Agreement, USAA Life and USAA Life
  Investment Trust have agreed to cap fund expenses, including, but not limited to administrative expenses and investment advisory expenses, as follows:
  0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, before reductions of any expenses paid indirectly. This agreement may be terminated at any time by USAA Life Investment Trust or upon 60 days written notice by USAA Life. With this cap, the Funds' Total Fund Operating Expenses After Reimbursement were as follows:

                                 VA Contract-5

 FUND                   TOTAL ANNUAL        AMOUNT OF       TOTAL FUND
                        OPERATING EXPENSES  REIMBURSEMENT   OPERATING EXPENSES
                                                            AFTER REIMBURSEMENT
 Growth & Income            .52                  0               .52
 Aggressive Growth         1.23                .28               .95
 World Growth              1.41                .46               .95
 Diversified Assets         .61                  0               .61
 Income                     .77                .12               .65

6 A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund expenses. In addition, through arrangements with the Fund custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for VIP Contrafund(R); and 0.55% for Equity-Income. These offsets may be discontinued at any time.
7 Pursuant to their respective agreements with DWS Variable SEries I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.49%.
8 Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

Example:
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract maintenance charge, separate account annual expenses, and Fund fees and expenses. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



NAME OF VARIABLE FUND ACCOUNT           1 YR.      3 YRS.     5 YRS.    10 YRS.

USAA Life Growth and Income             $158        $491       $847     $1,848

USAA Life Aggressive Growth              228         704      1,205      2,578

USAA Life World Growth                   246         757      1,293      2,754

USAA Life Diversified Assets             167         519        893      1,944

USAA Life Income                         183         567        975      2,112

Vanguard Diversified Value Portfolio     147         458        791      1,729

Vanguard Equity Index Portfolio          121         375        650      1,431

Vanguard Mid-Cap Index Portfolio         131         406        702      1,543

Vanguard Small Company Growth Portfolio  146         455        785      1,718

Vanguard International Portfolio         147         458        791      1,729

Vanguard REIT Index Portfolio            137         427        739      1,620

Vanguard High Yield Bond Portfolio       132         409        707      1,554

Vanguard Money Market Portfolio          122         378        655      1,442

Fidelity VIP Contrafund(R) Portfolio     172         534        919      1,997

Fidelity VIP Equity-Income Portfolio     162         504        868      1,890

DWS VSI Capital Growth VIP Portfolio     156         485        837      1,826


Alger American Growth Portfolio,
Class O Shares                           197         609      1,045      2,256

                                 VA Contract-6

ACCUMULATION UNIT DATA

The tables below show the Accumulation Unit Values (AUV) of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.


---------------------------------------------------------- --- -------------------------------------------------------
          USAA LIFE GROWTH AND INCOME                                       USAA LIFE AGGRESSIVE GROWTH
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:   Accumulation        Number of                   Value as of:          Accumulation     Number of
               Unit Value          Units (000)                                       Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005    $26.491809           2,371                       12/31/2005              $18.483317            904
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004    $24.842580           2,552                       12/31/2004              $17.395179          1,102
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003    $22.521772           2,615                       12/31/2003              $15.425424          1,229
12/31/2002    $17.449936           2,738                       12/31/2002              $11.836938          1,270
12/31/2001    $22.397368           3,122                       12/31/2001              $17.214778          1,443
12/31/2000    $23.978970           3,225                       12/31/2000              $22.654870          1,637
12/31/1999    $23.296591           3,598                       12/31/1999              $26.991318            789
12/31/1998    $20.468785           3,697                       12/31/1998              $13.993064            317
12/31/1997    $19.287258           3,242                       12/31/1997              $11.735078            197
12/31/1996    $15.432048           1,515
12/31/1995    $12.579981             205
Starting Date:  02/06/1995    AUV $10.00                       Starting Date:  05/01/1997    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
---------------------------------------------------------- --- -------------------------------------------------------
                 USAA LIFE WORLD GROWTH                                     USAA LIFE DIVERSIFIED ASSETS
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:             Accumulation       Number of          Value as of:           Accumulation     Number of
                         Unit Value         Units (000)                               Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $22.922579             898             12/31/2005              $26.337330          1,856
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $21.338997             973             12/31/2004              $25.347745          2,005
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $18.197983             873             12/31/2003              $23.537372          1,979
12/31/2002               $14.273481             917             12/31/2002              $19.611603          1,956
12/31/2001               $16.988356           1,009             12/31/2001              $22.295041          1,896
12/31/2000               $20.654406           1,144             12/31/2000              $19.815589          1,684
12/31/1999               $23.209674           1,003             12/31/1999              $19.192009          2,072
12/31/1998               $17.860722           1,066             12/31/1998              $17.974654          1,841
12/31/1997               $16.144375           1,168             12/31/1997              $16.518656          1,401
12/31/1996               $14.314911             692             12/31/1996              $13.844197            696
12/31/1995               $11.947438             161             12/31/1995              $12.243941             86
Starting Date:  02/06/1995    AUV $10.00                       Starting Date:  02/06/1995    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
---------------------------------------------------------- --- -------------------------------------------------------
                    USAA LIFE INCOME                                    VANGUARD DIVERSIFIED VALUE PORTFOLIO
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:            Accumulation        Number of          Value as of:           Accumulation     Number of
                        Unit Value          Units (000)                               Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $18.675856           1,250            12/31/2005              $13.208805            996
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $18.375219           1,256            12/31/2004              $12.366271            678
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $17.817055            1,517           12/31/2003              $10.343108            400
12/31/2002               $17.110216            1,511           12/31/2002              $ 7.947514            288
12/31/2001               $15.969161            1,433           12/31/2001              $ 9.336800            271
12/31/2000               $15.007467              879
12/31/1999               $13.262741            1,208
12/31/1998               $14.089499            1,280
12/31/1997               $13.002940              545
12/31/1996               $11.785992              430
12/31/1995               $11.848795               89
Starting Date:  02/06/1995    AUV $10.00                       Starting Date:  05/01/2001    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
                                                      VA Contract-7

---------------------------------------------------------- --- -------------------------------------------------------
             VANGUARD EQUITY INDEX PORTFOLIO                              VANGUARD MID-CAP INDEX PORTFOLIO
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:            Accumulation        Number of          Value as of:           Accumulation     Number of
                        Unit Value          Units (000)                               Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $11.661492           2,395            12/31/2005              $15.09352          1,252
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $11.211453           2,713            12/31/2004              $13.342282            905
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $10.194632           2,886            12/31/2003              $11.173063            693
12/31/2002               $ 7.995176           2,594            12/31/2002              $ 8.397224            608
12/31/2001               $10.341906           2,699            12/31/2001              $ 9.912441            210
12/31/2000               $11.844646           2,498
12/31/1999               $13.147788           2,317
12/31/1998               $11.003536           1,136
Starting Date:  05/01/1998    AUV $10.00                       Starting Date:  05/01/2001    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
---------------------------------------------------------- --- -------------------------------------------------------
         VANGUARD SMALL COMPANY GROWTH PORTFOLIO                          VANGUARD INTERNATIONAL PORTFOLIO
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:            Accumulation        Number of          Value as of:           Accumulation     Number of
                        Unit Value          Units (000)                               Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $13.629788            802             12/31/2005              $13.043330         1,280
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $12.923156            847             12/31/2004              $11.298788           958
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $11.293026            893             12/31/2003              $ 9.532794           724
12/31/2002               $ 8.065415            650             12/31/2002              $ 7.120925           507
12/31/2001               $10.696387            456             12/31/2001              $ 8.670638           473
12/31/2000               $10.043462            440             12/31/2000              $10.881890           218
12/31/1999               $10.526480            441             12/31/1999              $13.154856           106
12/31/1998               $ 8.825971            257             12/31/1998              $10.386978            55
Starting Date:  02/06/1998    AUV $10.00                       Starting Date:  05/01/1998    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
---------------------------------------------------------- --- -------------------------------------------------------
              VANGUARD REIT INDEX PORTFOLIO                              VANGUARD HIGH YIELD BOND PORTFOLIo
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:           Accumulation        Number of          Value as of:            Accumulation     Number of
                       Unit Value          Units (000)                                Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $21.755826             972            12/31/2005              $12.674624            519
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $19.599546           1,003            12/31/2004              $12.427863            486
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $15.130721            724             12/31/2003              $11.537996            367
12/31/2002               $11.252063            606             12/31/2002              $ 9.946870            140
12/31/2001               $10.950003            102             12/31/2001              $ 9.869512             72
Starting Date:  05/01/2001    AUV $10.00                       Starting Date:  05/01/2001    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------
---------------------------------------------------------- --- -------------------------------------------------------
             VANGUARD MONEY MARKET PORTFOLIO                             FIDELITY VIP CONTRAFUND(R) PORTFOLIO
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:           Accumulation        Number of           Value as of:           Accumulation     Number of
                       Unit Value          Units (000)                                Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $1.393987             9,585           12/31/2005              $14.520563           767
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $1.361282             8,281           12/31/2004              $12.510637           444
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $1.354439             9,196           12/31/2003              $10.915691           338
12/31/2002               $1.350997            17,359           12/31/2002              $ 8.561012           244
12/31/2001               $1.338044            24,394           12/31/2001              $ 9.515065            73
12/31/2000               $1.293846            20,126
12/31/1999               $1.227534            25,382
12/31/1998               $1.178565            18,760
12/31/1997               $1.127755            13,416
12/31/1996               $1.082816            10,383
12/31/1995               $1.040729             5,478
Starting Date:  02/06/1995    AUV $1.00                        Starting Date:  05/01/2001    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------

                                                      VA Contract-8

----------------------------------------------------------
          FIDELITY VIP EQUITY INCOME PORTFOLIO
-------------------- ------------------- -----------------
Value as of:           Accumulation        Number of
                       Unit Value          Units (000)
-------------------- ------------------- -----------------
12/31/2005              $11.692934            347
-------------------- ------------------- -----------------
12/31/2004              $11.128020            341
-------------------- ------------------- -----------------

12/31/2003              $10.052958            241
12/31/2002              $ 7.771493            151
12/31/2001              $ 9.427762             95
Starting Date:  05/01/2001    AUV $10.00
----------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
          DWS VS I CAPITAL GROWTH VIP PORTFOLIO                           ALGER AMERICAN GROWTH PORTFOLIO,
                   CLASS A SHARES                                                   CLASS O SHARES

-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
Value as of:            Accumulation        Number of          Value as of:           Accumulation     Number of
                        Unit Value          Units (000)                               Unit Value       Units (000)
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2005               $24.097599             993            12/31/2005              $27.366558          1,549
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2004               $22.282837           1,210            12/31/2004              $24.610503          1,920
-------------------- ------------------- -----------------     ------------------- ------------------- ---------------
12/31/2003               $20.790583           1,403            12/31/2003              $23.504239          2,201
12/31/2002               $16.508497           1,519            12/31/2002              $17.520609          2,319
12/31/2001               $23.487941           1,835            12/31/2001              $26.344044          2,722
12/31/2000               $29.346175           2,082            12/31/2000              $30.100055          3,059
12/31/1999               $32.816021           1,837            12/31/1999              $35.583778          2,885
12/31/1998               $24.448446           1,543            12/31/1998              $26.806157          2,053
12/31/1997               $19.989715           1,125            12/31/1997              $18.239579          1,722
12/31/1996               $14.894774             689            12/31/1996              $14.672583          1,639
12/31/1995               $12.543192              93            12/31/1995              $13.095503            630
Starting Date:  02/06/1995    AUV $1.00                        Starting Date:  02/06/1995    AUV $10.00
---------------------------------------------------------- --- -------------------------------------------------------




                                                      VA Contract-9

THE CONTRACT AT A GLANCE

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

----------------------- ------------------------------------------------------
FLEXIBLE PAYMENTS  You can purchase a Contract with as little as $1,000. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum Contract value of $1,000. In summary:

                       Minimum initial payment:                   $1,000
                       Minimum subsequent payment:                $  100
                       Minimum Contract value:                    $1,000

                   Lower minimums apply to United Services Automobile Association (USAA) employees and Contracts held in IRA and other tax-qualified plans.

----------------------- ------------------------------------------------------
FREE LOOK          You may cancel your Contract within 10 days of receipt
                   (or a longer period depending on where you reside)
                   (Free Look Period). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market Portfolio Variable Fund Account during the Free Look Period plus five calendar days.
                   (See Processing Dates - Special Processing in this prospectus.)

----------------------- ------------------------------------------------------
SPECIAL SERVICES   For your convenience, we offer these special services:
                       o  Automatic Payment Plan
                       o  Dollar Cost Averaging Program
                       o  Systematic Withdrawal Program
                       o  Automatic Asset Rebalancing

----------------------- ------------------------------------------------------
INVESTMENT CHOICES The Contract offers 18 investment choices including:
                o 1 Fixed Fund Account (guaranteed to earn at least 3% interest)*
                o 17 Variable Fund Accounts each of which invests exclusively in a corresponding Fund of:
                       *  the USAA Life Investment Trust (Trust),
                       *  the Vanguard Variable Insurance Fund (Vanguard Fund),
                       * the Fidelity Variable Insurance Products (Fidelity Funds),
                       *  the DWS Variale Series I (formerly named Scudder, or
                       *  the Alger American Fund (Alger Fund).

                * not available in all states
----------------------- ------------------------------------------------------

INVESTMENT PERFORMANCE To find out current rates being paid on the Fixed Fund
                       Account, call us at 1-800-531-2923. To find out how the Variable Fund Accounts have performed, please refer to Performance Information. You can obtain more current information by visiting us on line at usaa.com or by calling the toll-free USAA Touchline(R) at 1-800-531-5433
----------------------- ------------------------------------------------------

ANNUITY BENEFITS   You can choose from a variety of annuity payment options:
                       o        5 fixed annuity payment options
                       o        3 variable annuity payment options
                       o        1 systematic withdrawal option
-------------------------------------------------------------------------------
                                 VA Contract-10

-------------------------------------------------------------------------------

DEATH BENEFITS     If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                       o the value of your Contract (Contract Value) on the
                         date we receive proof of death, or
                       o total premiums paid less withdrawals and premium taxes.

                   If you are not the Annuitant and the Annuitant dies before the day annuity payments begin, you can name a new Annuitant. No death benefit will be paid. If the Annuitant dies on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.

----------------------- ------------------------------------------------------

TRANSFERS          You may transfer your money among your investment choices
                   up to 18times per Contract Year. You must transfer at least
                   $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring.
                   (See How Do I Change My Investment Choices?)

                   We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

----------------------- ------------------------------------------------------

WITHDRAWALS        You may withdraw some or all of your money at any time before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A surrender fee may apply to withdrawals from the Fixed Fund
                   Account. (See Charges and Deductions) A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. (See How Do I Access My Money?)

----------------------- ------------------------------------------------------
LOG ON TO USAA.COM DAY OR NIGHT FOR CONTRACT DETAILS, FUND ACCOUNT SUMMARIES AND FINANCIAL ACTIVITY INFORMATION.
-------------------------------------------------------------------------------

HOW THE CONTRACT WORKS

The Contract basically works in two ways.

1st, the Contract can help you save for retirement or other financial needs because you can invest in up to 18 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the ACCUMULATION PHASE of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the EFFECTIVE DATE) and continues to the date you begin receiving annuity payments (we call that the ANNUITY DATE). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2nd, the Contract can help you plan for retirement or other financial needs because you can use it to receive income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under Annuity Benefits - Distribution Options. You do this during what we call the DISTRIBUTION PHASE of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary (up or down) depending on the performance of the corresponding Funds.

                                 VA contract-11

You can use the Contract with a NONQUALIFIED PLAN or a QUALIFIED PLAN.
     o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
     o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity (IRA) or tax-sheltered annuity (TSA) that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

EFFECTIVE      ACCUMULATION
DATE               PHASE        ANNUITY DATE               DISTRIBUTION PHASE

          You save for retirement
                                                                      ?
You buy                         You start    You can       or you can
a Contract                      receiving    receive       receive
                                annuity      annuity       annuity
                                payments or  payments      payments
                                receive a    for a set     for as long as
                                lump sum     period        you live
                                payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
     o the investment choices during the Accumulation and Distribution phases;
     o the amount and timing of your premium payments and withdrawals;
     o the special services you want to use to invest or withdraw money;
     o the annuity payment option you want to use to receive income;
     o the annuitant (either yourself or someone else) on whose life the annuity payments will be based (ANNUITANT);
     o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies (BENEFICIARIES);and
     o any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See More Information About - The Contract.) In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.


INVESTMENT CHOICES

During the Accumulation Phase, you may select up to 18 investment choices, including 17 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

                                 VA Contract-12

VARIABLE FUND ACCOUNTS

The Contract offers 17 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.


---------------------------------------- ---------------------------------------------------- ----------------------------------

INVESTMENT OBJECTIVE & INVESTMENT                PRINCIPAL INVESTMENT STRATEGIES                      INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                      EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP EQUITY-INCOME PORTFOLIO,       o  Normally invests at least 80% of total         May be appropriate for investors
INITIAL CLASS                                  assets in income-producing equity securities,  who are willing to ride out
                                               which tends to lead to investments in          stock market fluctuations in
Objective:                                     large cap value stocks.                         pursuit of potentially
Reasonable income.  The Fund will also      o  Potentially invests in other types of          above-average long-term returns.
consider the potential for capital             equity securities and debt securities,         Designed for those who want some
appreciation.  The Fund's goal is to           including lower-quality debt securities.       income from equity and bond
achieve a yield which exceeds the           o  Invests in domestic and foreign issuers.       securities, but also want to be
composite yield on the securities           o  Uses fundamental analysis of each              invested in the stock market for
comprising the S&P 500(R) Index.               issuer's financial condition and industry      its long-term growth potential.
                                               position and market and economic conditions
Adviser:                                       to select investments.
Fidelity Management & Research Co.
82 Devonshire Street
Boston, Massachusetts  02109
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                      MULTI-CAP CORE FUND
--------------------------------------------------------------------------------------------------------------------------------

USAA LIFE GROWTH AND INCOME FUND            o  Invests primarily in equity securities         Designed for the investor
                                               that show the best potential for total return  seeking to benefit from
Objective:                                     through a combination of capital appreciation  long-term growth of capital and
Primary:  Capital growth                       and income. The term equity securities is      return.  Because the Fund
Secondary:  Current income                     generally used to include common stocks,       emphasizes investments in common
                                               securities convertible into common stocks,     stocks, its value will fluctuate
Adviser:                                       and securities that carry the right to buy     based on market conditions.
USAA Investment Management Co.                 common stocks.                                 Consequently, the Fund should
9800 Fredericksburg Road                    o  Investments in convertible securities is       not be relied upon for
San Antonio, Texas 78288                       limited to 5% of assets.  May invest in        short-term financial needs or
                                               nonconvertible debt securities and preferred   short-term investment in the
Subadviser:                                    stock.                                         stock market.
Wellington Management Company, LLP          o  While most of the fund's assets will be
75 State Street                                invested in U.S. securities, up to 20% of the
Boston, Massachusetts  02109                   fund's total assets may be invested in foreign
                                               securities purchased in either foreign or U.S.
                                               markets.  These foreign holdings may include
                                               securities issued in emerging markets as well
                                               as securities issued in established markets.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                                    VA Contract-13

---------------------------------------- ---------------------------------------------------- ----------------------------------
INVESTMENT OBJECTIVE & INVESTMENT                PRINCIPAL INVESTMENT STRATEGIES                      INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                     MULTI-CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE PORTFOLIO        o  Invests primarily in common stocks of          May be a suitable investment for
                                               large and medium-size companies whose stocks   you if: (1) You wish to add a
Objective:                                     are considered by the adviser to be            stock fund to your existing
Long-term growth of capital and a              undervalued and out of favor with investors.   holdings, which could include
moderate level of dividend income              Such value stocks typically have above-average other stock investments as well
                                               dividend yields and/or below-average prices    as bond and money market
Adviser:                                       in relation to such financial measures as      investments.  (2) You want a
Barrow, Hanley, Mewhinney & Strauss,           earnings, book value, and cash flow.           stock fund employing a value
Inc.                                                                                          approach in seeking long-term
One McKinney Plaza                                                                            growth in capital as well as
3232 McKinney Ave., 15th Floor                                                                moderate level of dividend
Dallas, Texas 75204                                                                           income.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                    LARGE-CAP GROWTH FUNDS
--------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO, CLASS      o  Invests primarily in equity securities,        May be appropriate for investors
O SHARES*                                      such as common or preferred stocks, which are  seeking long-term capital
                                               listed on U.S. exchanges or in the             appreciation.
Objective:                                     over-the-counter market.
Long-term capital appreciation              o  The Fund invests primarily in growth
                                               stocks.
Adviser:                                    o  Under normal circumstances, the Fund
Fred Alger Management, Inc.                    invests primarily in the equity securities of
111 Fifth Avenue                               large companies with a market capitalization of
New York, NY  10003                            $1 billion or greater.


*The Alger American Fund offers both
Class O and Class S Shares.  The
classes differ only in that Class S
shares are subject to distribution and
shareholder servicing fees, while
Class O shares are not.  Only Class O
shares are available under the
contract.
---------------------------------------- ---------------------------------------------------- ------------------------------------

DWS VS I CAPITAL GROWTH VIP                 o  Invests at least 65% of total assets in        May be appropriate for investors
PORTFOLIO, CLASS A SHARES                      common stocks of U.S. companies.               seeking long-term growth.
                                            o  Although the Fund can invest in companies
Objective:                                     of any size, it generally focuses on
Maximize long-term capital growth              established companies that are similar in size
through a broad and flexible                   to the companies in the S&P 500 Index.  The
investment program                             Fund intends to invest primarily in companies
                                               whose market capitalizations fall within the
Adviser:                                       normal range of the Index.
Deutsche Investment Management
Americas Inc.
345 Park Avenue
New York, New York  10154
---------------------------------------- ---------------------------------------------------- ----------------------------------

                                                                    VA Contract-14

---------------------------------------- ---------------------------------------------------- ----------------------------------
INVESTMENT OBJECTIVE & INVESTMENT                PRINCIPAL INVESTMENT STRATEGIES                      INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND            o  Invests primarily in equity securities of      Designed for the investor
                                               large companies that are selected for their    seeking to benefit from
Objective:                                     growth potential.  The term equity securities  long-term growth of capital.
Appreciation of capital                        is generally used to include common stocks,    Generally, this Fund is expected
                                               convertible securities, and securities that    to have a greater potential for
Adviser:                                       carry the right to buy common stocks.          long-term capital appreciation
USAA Investment Management Company                                                            that growth and income funds,
9800 Fredericksburg Road                    o  While most of the Fund's assets will be        but is also significantly more
San Antonio, Texas 78288                       invested in U.S. securities, up to 20% of the  volatile.
                                               Fund's total assets may be invested in foreign
Subadviser:                                    securities purchased in either foreign or U.S.
Marsico Capital Management, LLC                markets.
1200 17th Street, Suite 1600
Denver, Colorado  80202
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                      LARGE-CAP CORE FUND
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio,       o  Normally invests primarily in common           May be appropriate for investors
Initial Class                                  stocks.                                        who are willing to ride out
                                            o  Invests in securities of companies whose       stock market fluctuations in
Objective:                                     value it believes is not fully recognized by   pursuit of potentially
Long-term capital appreciation                 the public.                                    above-average long-term returns.
                                            o  Invests in domestic and foreign issuers.
Adviser:                                    o  Invests in either growth stocks or value
Fidelity Management & Research Company         stocks or both.
82 Devonshire Street                        o  Uses fundamental analysis of each
Boston, Massachusetts 02109                    issuer's financial condition and industry
                                               position and market and economic conditions to
                                               select investments.
--------------------------------------------------------------------------------------------------------------------------------
                                                 S&P 500 INDEX OBJECTIVE FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX PORTFOLIO             o  Employs a passively managed-or                 May be a suitable investment for
                                               index-approach, by holding all of the stocks   you if: (1) you wish to add a
Objective:                                     in the Standard & Poor's 500 Composite         low-cost, large-capitalization
Long-term growth of capital and income         Stock Price Index in roughly the same          stock index fund to your
by attempting to match the performance         proportion to their weighting in the Index.    existing holdings, which could
of a broad-based market index of                                                              include other stock investments
stocks of large U.S. companies                                                                as well as bond and money market
                                                                                              investments; (2) you want the
Adviser:                                                                                      potential for long-term capital
The Vanguard Group                                                                            appreciation, with a moderate
P. O. Box 2600                                                                                level of dividend income.
Valley Forge, Pennsylvania  19482
---------------------------------------- ---------------------------------------------------- ----------------------------------

                                                                    VA Contract-15

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE & INVESTMENT                PRINCIPAL INVESTMENT STRATEGIES                      INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                       MID-CAP CORE FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX PORTFOLIO            o  Employs a passively managed-or                 May be suitable investment for
                                               index-approach, by holding the stocks in the   you if: (1) you wish to add a
Objective:                                     Standard & Poor's Mid-Cap 400 Index in roughly  low-cost, mid-capitalization
Long-term growth of capital by                 the same proportion to their weighting in the  stock index fund to your
attempting to match the performance of         Index.                                         existing holdings, which could
a broad-based market index of stocks                                                          include other stock investments
of medium-size U.S. companies                                                                 as well as bond and money market
                                                                                              investments; (2) you want the
Adviser:                                                                                      potential for long-term capital
The Vanguard Group                                                                            appreciation.
P. O. Box 2600
Valley Forge, Pennsylvania  19482
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                     SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY GROWTH PORTFOLIO     o  Invests mainly in the stocks of smaller        May be a suitable investment for
                                               companies (which, at the time of purchase,     you if: (1) you wish to add a
Objective:                                     typically have a market value of less than     small-capitalization growth
Long-term growth of capital                    $1-$2 billion). These companies are considered stock fund to your existing
                                               by the Fund's advisers to have above-average   holdings, which could include
Advisers:                                      prospects for growth, but often provide        other stock investments as well
Granahan Investment Management, Inc.           little or no dividend income.                  as bond and money market
275 Wyman Street                                                                              investments; (2) you are seeking
Waltham, Massachusetts 02154                                                                  growth of capital over the long
                                                                                              term-at least five years; (3)
Grantham, Mayo, Van Otterloo & Co. LLC                                                        you are not looking for dividend
40 Rowes Wharf                                                                                income. (4) You are willing to
Boston, Massachusetts 02110                                                                   assume the above-average risk
                                                                                              associated with investing in
                                                                                              small-cap growth stocks.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                         BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
USAA LIFE DIVERSIFIED ASSETS FUND           o  Invests in a diversified program within        Designed for the investor
                                               one mutual fund by allocating the Fund's       seeking the benefits of both
Objective:                                     assets, under normal market conditions, in     long-term capital appreciation
Long-term capital growth, consistent           the following target ranges: 50-70% for        and current return.  Generally,
with preservation of capital and               equity securities and 30-50% for debt          the Fund is expected to have
balanced by current income                     securities and money market instruments.      less exposure to equity
                                               The ranges allow for a variance within the     securities than growth funds.
Adviser:                                       investment categories.
                                            o  The equity securities will consist
USAA Investment Management Company             significantly of domestic common stocks and,
9800 Fredericksburg Road                       to a much lesser extent, may include shares of
San Antonio, Texas 78288                       real estate investments trust (REITs).
                                            o  While most of the Fund's assets will be
Subadviser:                                    invested in U.S. securities, up to 20% of the
(Equity Portion)                               Fund's total assets may be invested in foreign
Wellington Management Company, LLP             or U.S. markets.  These foreign holdings may
75 State Street                                include securities issued in emerging markets
Boston, Massachusetts 02109                    as well as securities issued in established
                                               markets.
                                            o  The fixed income component will be made
                                               up of the same types of debt securities and
                                               money market instruments in which the USAA Life
                                               Income Fund may invest.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                                    VA Contract-16

---------------------------------------- ---------------------------------------------------- ----------------------------------
INVESTMENT OBJECTIVE & INVESTMENT        PRINCIPAL INVESTMENT STRATEGIES                      INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                          GLOBAL FUND
--------------------------------------------------------------------------------------------------------------------------------
USAA LIFE WORLD GROWTH FUND                 o  Invests primarily in equity securities of      Designed for the investor
                                               both foreign (including emerging market) and   seeking to diversify by
Objective:                                     domestic issuers.                              investing in securities of both
Long-term capital appreciation              o  May not invest more than 25% of total          domestic and foreign issuers and
                                               assets in one industry.  The term equity       who is prepared to bear the
Adviser:                                       securities is generally used to include common risks of such investments.
USAA Investment Management Company             stocks, securities convertible into common     Because of the Fund's emphasis
9800 Fredericksburg Road                       stocks, and securities that carry the right    on equity securities and
San Antonio, Texas 78288                       to buy common stocks.                          securities of foreign issuers,
                                            o  Under normal market condition, the Fund's      the Fund should not be relied
Subadviser:                                    investments will be diversified in at least    upon as a balanced investment
MFS Investment Management                      three countries, one of which is the United    program.
500 Boylston Street                            States.
Boston, Massachusetts  02116
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                      INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL PORTFOLIO            o  Invests in the stocks of seasoned              May be a suitable investment for
                                               companies located outside of the United States.you if: (1) you wish to add an
Objective:                                  o  In selecting stocks, Schroder evaluates        international stock fund to your
Long-term growth of capital                    foreign markets around the world.  Within      existing holdings, which could
                                               markets regarded as having favorable           include other stock investments
Adviser 1:                                     investment climates, this adviser selects      as well as bond and money market
Schroder Investment Management North           companies with above-average growth potential  investments; (2) you are seeking
America, Inc.                                  whose stocks sell at reasonable prices.        growth of capital over the
875 3rd Avenue                              o  Baillie Gifford uses a fundamental             long-term - at least five years;
New York, NY  10022                            approach to identify quality growth companies  (3) you are not looking for
                                               and considers sustainable earnings and free    income; (4) you are willing to
Subadviser:                                    cash flow growth to be critical factors in     assume the additional risks
Schroder Investment Management                 evaluating a company's prospects.  Companies   (including currency and country
North America Limited                          are screened first for quality and then for    risk) associated with
31 Gresham Street                              value.  Baillie Gifford looks for companies    international stocks.
London EC2V 7QA, England                       with attractive industry backgrounds, strong
                                               competitive positions within those industries,
Adviser 2:                                     high quality earnings and a positive approach
Baillie Gifford Overseas Ltd                   towards shareholders.  The main fundamental
1 Rutland Court, Edinburgh EH3                 factors considered when analyzing companies in
8EY, Scotland                                  this bottom-up analysis are: earnings growth,
                                               cash flow growth, profitability, debt and
                                               interest coverage, and valuation.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                  INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME FUND                       o  Invests primarily in U.S.                      Designed primarily for the
                                               dollar-denominated debt and income-producing   investor seeking to benefit from
Objective:                                     securities that have been selected for their   returns higher than those
Maximum current income without undue           high yields relative to the risk involved.     available in a money market
risk to principal                           o  Debt securities must be investment-grade       fund.  An investor in this Fund
                                               at the time of purchase.                       should also be willing to accept
Adviser:                                                                                      principal fluctuations.  The
USAA Investment Management Company                                                            Fund should not be relied upon
9800 Fredericksburg Road                                                                      as a balanced investment program.
San Antonio, Texas 78288
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                                    VA Contract-17

---------------------------------------- ---------------------------------------------------- ----------------------------------
INVESTMENT OBJECTIVE & INVESTMENT        PRINCIPAL INVESTMENT  STRATEGIES                     INVESTOR PROFILE
ADVISER
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD HIGH YIELD BOND PORTFOLIO          o  Invests primarily in a diversified group       May be a suitable investment for
                                               of high-yielding, higher-risk corporate bonds  you if: (1) you are seeking a
Objective:                                     with medium- and lower-range credit-quality    high level of income and are
High level of income                           ratings, commonly known as junk bonds.         willing to take substantial
                                            o  The Fund emphasizes higher grades of           risks in pursuit of higher
Adviser:                                       credit quality within the high-yield bond      returns; (2) you have a
Wellington Management Company, LLP             universe.  The fund invests at least 80% of    long-term investment horizon -
75 State Street                                its assets in corporate bonds that are rated   more than five years.
Boston, Massachusetts 02109                    below Baa by Moody's Investors Service, Inc.
                                               or below BBB by Standard & Poor's Corporation.
                                            o  The Fund may not invest more than 20% of
                                               its assets in any of the following taken as a
                                               whole: securities with credit ratings lower
                                               than B or that are unrated, convertible
                                               securities, and preferred stocks.
                                            o  The adviser may consider a security's
                                               potential for capital appreciation only when it
                                               is consistent with the objective of high and
                                               sustainable current income.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                       REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD REIT INDEX PORTFOLIO               o  Invests in the stocks of real estate           May be suitable investment for
                                               investment trusts (REITs), which own office    you if: (1) you are looking for
Objective:                                     buildings, hotels, shopping centers, and       a simple way to gain indirect
High level of income and moderate              other properties.                              exposure to the real estate
long-term growth of capital                 o  The Portfolio employs a passively              market to further diversify your
                                               managed- or index-approach, by holding a mix   existing holdings, which could
Adviser:                                       of securities that seeks to match the          include other stock, bond, and
The Vanguard Group                             performance of the Morgan Stanley REIT Index,  money market investments; (2)
P. O. Box 2600                                 a benchmark of U.S. REITs.  Holdings of the    you want a stock fund that
Valley Forge, Pennsylvania 19482               Index, and thus of the Portfolio, are          offers the potential for
                                               weighted according to each stock's market      above-average dividend income;
                                               capitalization.                                (Historically, the securities
                                            o  The Portfolio holds each stock found in        that make up the Index have
                                               the Index in approximately the same            provided higher dividend income
                                               proportion as represented in the Index itself. than those in the S&P 500 Index.)
                                               For example, if a specific stock represented   (3) you are seeking
                                               2% of the, the Morgan Stanley REIT Index,      modest growth of capital over
                                               the Portfolio would invest 2% in that stock.   the long term-at least five
                                                                                              years.
---------------------------------------- ---------------------------------------------------- ----------------------------------
                                                       MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD MONEY MARKET PORTFOLIO             o  Invests more than 25% of its assets in         May be a suitable investment for
                                               high-quality, short-term money market          you if: (1) you wish to add a
Objective:                                     instruments issued by companies in the         money market fund to your
Income while maintaining liquidity and         financial services industry.  The Fund also    existing holdings, which might
a stable share price of $1                     invests in high-quality money market           also include stock and bond
                                               instruments issued by non-financial            investments; (2) you are seeking
Adviser:                                       corporations, such as securities backed by     income and stability of
The Vanguard Group                             the full faith and credit of the U.S.          principal.
P. O. Box 2600                                 government, securities issued by U.S. agencies,
Valley Forge, Pennsylvania  19482              or obligations issued by corporations and
                                               financial institutions.
---------------------------------------- ---------------------------------------------------- ----------------------------------

USAA Investment Management Company (USAA IMCO) is a wholly owned indirect subsidiary of USAA. Barrow Hanley Mewhinney & Strauss, Inc., the Vanguard Group,
Marsico Capital Management, Granahan Investment Management, Inc., Grantham Mayo
Van Otterloo & Co., MFS Investment Management, Schroder Investment Management
North America, Inc., Baillie Gifford Overseas Ltd., Wellington Management Co.,
Fidelity Management & Research Corporation, Deutsche Investment Management
Americas, Inc., and Fred Alger Management, Inc., are not affiliated with USAA.

                                 VA Contract-18

FIXED FUND ACCOUNT

The Fixed Fund Account is not available to residents of Maryland, Massachusetts, Pennsylvania, Oregon, or Washington. Amounts invested in the Fixed Fund Account as well as amounts supporting fixed annuity payments are part of our general account (General Account). We have not registered the interests in the General Account with the SEC, nor have we registered the General Account with the SEC as an investment company. The staff of the SEC has not reviewed the disclosures in this prospectus that relate to the Fixed Fund Account or fixed annuity payments.

The money that you invest in or transfer to the Fixed Fund Account during any month (New Money) will earn interest at what we call the New Money Interest Rate. We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the Portfolio Interest Rate. We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By doing so, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account.


SPECIAL SERVICES

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you thirty days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

AUTOMATIC PAYMENT PLAN

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

DOLLAR COST AVERAGING PROGRAM

This program allows you to regularly transfer money from one or more of the Fund Accounts (for example, the Vanguard Money Market Portfolio Fund Account) to your other investment choices. We will automatically transfer the amount you specify and invest it according to your instructions on file with us. The program is available only during the Accumulation Phase.

                                 VA Contract-19

To begin the program, you must have at least $5,000 in the Fund Account from which you intend to make the transfer. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A Contract Year is the 12-month period following the Effective Date and each 12-month period thereafter.


Currently, there is no charge for this program. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Asset Rebalancing. We reserve the right to suspend, terminate or modify the offering of the program.


SYSTEMATIC WITHDRAWAL PROGRAM

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See Tax Information.) You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

AUTOMATIC ASSET REBALANCING


USAA Life Insurance Company offers an automatic asset rebalancing service for variable funds in the Contract. During the accumulation phase, you may choose to automatically reallocate your account value among the Variable Fund Accounts of the Contract to return your assets to your specified allocations. You must tell us:


(a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);
(b) how often you want the rebalancing to occur (monthly, quarterly, semi-annually or annually); and
(c) the selected date for rebalancing (1st to the 28th of the month). Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the Variable Fund Accounts must be included in the rebalancing program.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the Fixed Fund Account. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Contract Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

                                 VA Contract-20

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.


YOUR CONTRACT VALUE

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

FIXED FUND ACCOUNT VALUE

The value of your Contract in the Fixed Fund Account (FIXED FUND ACCOUNT VALUE) on any business day will equal:
|X| the sum of premium payments you invested in the Fixed Fund Account;
|X| plus accumulated interest;
|X| plus any amounts transferred from the Variable Fund Accounts to the
    Fixed Fund Account;
|X| less the Fixed Fund Account portion of any Contract Maintenance Charges; |X| less any withdrawals or transfers of value from the Fixed Fund Account; and |X| less any applicable premium tax.

VARIABLE FUND ACCOUNT VALUE

We measure the value of your Variable Fund Account (VARIABLE FUND ACCOUNT VALUE) using a unit of measure we call the ACCUMULATION UNIT. When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

EXAMPLE:
     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit (ACCUMULATION UNIT VALUE) for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us on line at usaa.com, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:
|X| calculate the change in market value from the previous day
    for the underlying Fund;
|X| subtract insurance charges such as mortality and expense risk charge and administrative charge; and
|X| add or subtract the result to the prior day's Accumulation Unit Value.

MINIMUM CONTRACT VALUE

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you thirty days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

                                 VA Contract-21

ANNUITY BENEFITS

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or DISTRIBUTION OPTION you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

ANNUITY DATE

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See Tax Information.) If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the 95th birthday of the Annuitant. The Annuity Date must also be at least six months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least thirty days before the Annuity Date.

TYPES OF ANNUITY PAYMENTS

You may choose:
|X|      fixed annuity payments,
|X|      variable annuity payments,
|X|      a combination of fixed and variable annuity payments, or
|X|      systematic withdrawals.

FIXED ANNUITY PAYMENTS are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. VARIABLE ANNUITY PAYMENTS are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

AMOUNT OF ANNUITY PAYMENTS

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an ANNUITY UNIT to determine your subsequent payments.
The amount of each subsequent variable annuity payment will equal the product of:
|X| the number of Annuity Units credited to you multiplied by |X| the value of each Annuity Unit (ANNUITY UNIT VALUES).

NUMBER OF ANNUITY UNITS. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

ANNUITY UNIT VALUES. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's values and adjust them to reflect:
|X| the performance of the corresponding Funds (including any dividends or capital gain distributions);
|X| any charges or credits for any income or other taxes relating to the Variable Fund Account operation;

                                 VA Contract-22

|X| Separate Account charges; and
|X| an assumed annual rate of return of 3% on the Variable Fund Accounts
    (we call this the 3% assumed rate). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% ASSUMED RATE, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

DISTRIBUTION OPTIONS

The Contract offers 6 Distribution Options (OPTIONS). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.

PLEASE NOTE THAT, ALTHOUGH DISTRIBUTION OPTIONS 1, 2 AND 3 ARE DESIGNED TO PROVIDE ANNUITY PAYMENTS FOR LIFE, ELECTING THESE OPTIONS ON A VARIABLE ANNUITY BASIS INVOLVES INVESTMENT RISKS. IF THE INVESTMENT PERFORMANCE OF THE VARIABLE FUND ACCOUNTS YOU SELECT IS POOR, THE AMOUNT OF FUTURE ANNUITY PAYMENTS COULD FALL SUBSTANTIALLY, POSSIBLY TO ZERO.

------------------------------------------------------------------------------
OPTION 1
                   Annuity payments for as long as the Annuitant is alive. Please note that the

INCOME PAYMENTS    Annuitant or other payee could receive only one annuity
FOR LIFE           payment if the Annuitant dies before the second annuity
                   payment.
------------------------------------------------------------------------------
OPTION 2

INCOME PAYMENTS    Annuity payments for a certain period of time even if the
FOR LIFE WTH A     Annuitant dies before that period of time has expired.
CERTAIN PERIOD
GUARANTEED
------------------------------------------------------------------------------
OPTION 3
                   Annuity payments for as long as the Annuitant or the Joint
JOINT AND SURVIVOR Annuitant is alive. Please note that an Annuitant or other
LIFE INCOME        payee could receive only one annuity payment if both
                   Annuitants die before the second annuity payment.  If one of these persons dies before the Annuity Date, the survivor
                   becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options.  As noted above, this Option may also be selected with payments for a certain period of time.
------------------------------------------------------------------------------
OPTION 4           Equal payments for an agreed upon period of time (not longer than thirty years). We determine the amount of each payment
INCOME FOR         pursuant to an annuity payment table contained in the
SPECIFIED          Contract.
PERIOD
------------------------------------------------------------------------------
                                 VA Contract-23

-------------------------------------------------------------------------------
OPTION 5
                   A sum of money is transferred to us.  In exchange, we agree,
INCOME OF FIXED    pursuant to an annuity payment table contained in the
AMOUNT             Contract, to pay the specified amount of interest on the
                   principal and to make periodic payments of a fixed dollar
                   amount that is chosen for as long as the principal and
                   interest earnings last.
------------------------------------------------------------------------------
OPTION 6
                   Substantially equal monthly, quarterly, semiannual, or
SYSTEMATIC         annual payments made over the life expectancy of the
WITHDRAWALS        Annuitant or a shorter period of time.(SEE SPECIAL SERVICES -
                   SYSTEMATIC WITHDRAWAL PROGRAM.)
------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.


DEATH BENEFITS

DEATH BENEFITS PRIOR TO THE ANNUITY DATE

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the SPECIAL RULES FOR NON-NATURAL OWNERS BELOW.

The death benefit is the greater of:
|X| the Contract Value on the date we receive proof of death; or |X| the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value that is in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires the death benefit to be paid out as follows: If you are also the Annuitant and
     o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within five years after your death.
     o the Beneficiary is your spouse, then your spouse may:
       * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
       * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
     o the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after your death.
If you are NOT the Annuitant and

                                 VA Contract-24

     o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant,

       or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within five years after your death.
     o the Annuitant is your spouse, your spouse may:
       * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
       * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
If you are not the Annuitant and the Annuitant dies before the Annuity Date, there is no death benefit and we will ask you to name a new Annuitant.

SPECIAL RULES FOR NON-NATURAL OWNERS
If the Contract owner is an entity(referred to as a non-natural person) such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within five years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within one year and begin receiving distributions over the life of the new Annuitant.

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the death of Annuitant, the Beneficiary may:

|X| continue to receive the same payments as the Annuitant; or |X| if permitted under the Distribution Option,
    * receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
    * take full distribution of the remaining value at the Annuitant's death.


HOW DO I ...?

....CONTACT USAA LIFE

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

     ------------------------------------------------------------------------
     LOG ON TO USAA.COM DAY OR NIGHT FOR CONTRACT DETAILS, FUND ACCOUNT SUMMARIES AND FINANCIAL ACTIVITY INFORMATION.
     ------------------------------------------------------------------------

 ...BUY A CONTRACT

To buy a Contact, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to USAA Life Insurance Company or USAA Life. We also accept premium payments made by bank draft, by wire, or by exchange from another U.S. insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

                                 VA Contract-25

The current minimum initial and additional premium payments we accept are as follows:

TYPE OF PLAN             MINIMUM INITIAL         MINIMUM SUBSEQUENT
                         PREMIUM                 PREMIUM
------------------------------------ ------------------- ---------------------
Nonqualified Annuity     $1,000*                   $100*
IRA and SEP-IRA          $  100                    $ 50*
TSA or ORP               $   50                    $ 50

*Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

For processing of the initial premium payment, see Special Processing - Initial Premium Payments.

....INVEST YOUR MONEY

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply use our Automatic Payment Plan or send your subsequent premium payments to us at:

                  USAA Life Insurance Company
                  9800 Fredericksburg Road
                  San Antonio, Texas 78284-8499

We will allocate the premium payments among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above. All premium payments must be in U.S. dollars.

....ACCESS MY MONEY

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. For Contracts issued on or after August 1, 2003, we may also deduct a withdrawal charge from the amount you withdraw from the fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.) A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see TAX INFORMATION below. You should seek the advice of a tax advisor before withdrawing money.

....CHANGE MY INVESTMENT CHOICES

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account if your Contract was issued on or after August 1, 2003, your money that is in the Fixed Fund Account
- including money that you transferred there from a Variable Fund Account - may be subject to a withdrawal charge for the

                                 VA Contract-26
first 7 years the funds are in the Fixed Fund Account.(See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.)

The following restrictions apply during the Accumulation Phase:
1.  You may make 18 transfers each Contract Year.
2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:
1. You may make up to 3 transfers per Contract Year from a Variable Fund
   Account to another Variable Fund Account or to a Fixed Annuity.
2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
3. The minimum amount that you may transfer from a Variable Fund Account is $100.
4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

EXCESSIVE SHORT-TERM TRADING
We have adopted policies and procedures to restrict frequent and/or disruptive transfers among the Variable Fund Accounts. Abusive transfer activity may occur in variable annuity contracts because these products value their variable investment options on a daily basis and allow transfers among investment options without immediate tax consequence. As a result some Contract owners may seek to frequently transfer into and out of the Variable Fund Accounts in reaction to market news or to exploit some perceived pricing inefficiency.
Such frequent transfer activity, often called "market timing" or "arbitrage trading" may increase the brokerage and administrative costs of the underlying Funds. In addition, such transfer activity, due to its frequency or size, may also be disruptive to Fund management strategy, requiring a Fund to maintain high cash position and possibly resulting in lost investment opportunities and forced liquidations. Accordingly, frequent and/or disruptive transfer activity may adversely affect the long-term performance of the Funds, which may in turn adversely affect Contract owners.

Although there is no assurance that we can deter all frequent and/or disruptive transfers, we have adopted policies and procedures which are designed to deter such transfers without needlessly penalizing BONA FIDE investors. Even though we seek to identify and prevent frequent and/or disruptive transfer activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting frequent and/or disruptive transfer activity and avoiding harm to long-term investors. There is a risk some Contract owners may be able to engage in such activity undetected and other Contract owners may bear the costs or harms that result from such trading activity.

To deter frequent and/or disruptive trading activity, we currently limit the number of transfer requests that can be made during a Contract year in the Accumulation Phase to a maximum of 18. For more detailed information on transfers, see HOW DO I...CHANGE MY INVESTMENT CHOICES above.

In addition, orders for the purchase of Fund shares are subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any premium payment or transfer request if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations, if a Fund would reject our purchase order, or if the investment in a Fund is not accepted for any reason.

We also reserve the right at any time and without prior notice to terminate, suspend, or modify your transfer privileges.

                                 VA Contract-27

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than ours.

In addition, some Funds may, in the future, assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Variable Fund Account that occur within a short time after the date of allocation to the Variable Fund Account. Any short-term trading fees paid would be retained by the underlying Fund, not by USAA Life, and would be part of the underlying Fund's assets. CURRENTLY, NONE OF THE UNDERLYING FUNDS OFFERED AS INVESTMENT OPTIONS UNDER THE CONTRACT ASSESS A SHORT-TERM TRADING FEE. Should this change, we will provide you with proper notice.

RIGHT TO LIMIT TRANSFERS
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Variable Fund Accounts. In addition to monitoring this transfer activity, we rely on the underlying Funds to bring any potentially disruptive transfer activity to our attention.

Purchases and sales pursuant to automatic investment or withdrawal plans are not considered to be "market timing." While we discourage "market timing" in the variable annuity, the deterrence and detection of harmful transfer activity involves judgments that are inherently subjective. We do not accommodate "marketing timing" in any of the Variable Fund Accounts and there are no arrangements in place to permit any Contract owner to engage in frequent and/or disruptive transfers. We apply the policy and procedures uniformly to all Contract owners.

We reserve the right to classify a Contract owner as a "frequent trader" due to the size of any one transfer, the timing of the transfer, or due to a history of frequent transfers by the Contract owner. Contract owners classified as a "frequent trader" may have their transfer privileges curtailed. To this end, we reserve the right to take action at any time to restrict excessive and/or disruptive transfers, including, but not limited to:

o Requiring Contract owners to submit transfer requests in writing via the U.S. Postal System, First Class Mail;
o Prohibiting Contract owners from submitting transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;
o Prohibiting transfer instructions from third parties; or
o Terminating the Contract owner's transfer privilege entirely.

We monitor transfer activity to enforce our procedures uniformly. However, those who engage in such activities may employ a variety of techniques to avoid detection. Despite our efforts to prevent frequent and/or disruptive transfers, there can be no assurance that we will be able to identify all those who employ such strategies, or that we will be able to curtail their transfer activity in every instance. As a result the Variable Fund Accounts may reflect lower performance and higher expenses across all Contracts. In addition, we cannot guarantee that the underlying Funds will not be harmed by transfer activity related to other insurance companies that invest in the Funds.

....CHANGE MY PREMIUM ALLOCATIONS

You may change the allocation of your subsequent premium payments at any time by visiting usaa.com, calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....CHANGE MY ANNUITY DATE

You may change the Annuity Date by sending us a written request at least thirty days before the Annuity Date.

                                VA Contract-28

....CHANGE MY ANNUITANT

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....CHANGE MY BENEFICIARY

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....TRANSFER OR ASSIGN OWNERSHIP

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....PLACE A TELEPHONE REQUEST

Simply call 1-800-531-4265 to:
o change your premium payment allocation,
o withdraw money, or
o transfer money among your investment choices.

We will ask you for your:
o name,
o USAA number or Contract number, and
o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions, or transfers. We also send confirmation of all transactions to the Contract owner's address. We may modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice.

....CANCEL MY CONTRACT DURING THE FREE LOOK

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
o premium payments allocated to the Variable Fund Accounts, or
o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge, and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....KEEP TRACK OF MY INVESTMENTS

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semi-annual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

                                VA Contract-29

Log on to usaa.com day or night for a convenient way to access information about:
o your Contract details,
o Variable Fund Account summaries,
o Variable Fund Account performance, and
o financial activity information.

You may also access information about your Contract through USAA Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and usaa.com or the last 4 digits of your Social Security number).

....START RECEIVING ANNUITY PAYMENTS

To receive annuity payments, you must notify us in writing at least thirty days before the Annuity Date of:
o the Distribution Option you want to use to begin annuity payments;
o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least thirty days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10th day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

....REPORT A DEATH

To report a death, we must be notified in writing and receive PROOF OF DEATH, which can be:
   o a certified death certificate;
   o a certified copy of a statement of death from the attending physician;
   o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
   o any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.


PROCESSING DATES

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:

                                VA Contract-30

   o premium payments;
   o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
   o withdrawals of money (including withdrawals in the systematic withdrawal program); and
   o death benefit claims.

If we receive your payment, request, etc. BEFORE 3 P.M. CENTRAL TIME on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this prospectus, we use the term business day to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central Time) and is not open on federal holidays. Business day does not include:
   o any day when the Funds do not compute the value of their shares; or
   o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

SPECIAL PROCESSING

Initial Premium Payments
   o If your initial premium payment accompanies a completed application, we will credit your payment within two business days after we receive the payment and completed application.
   o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within two business days after we receive the last information we need to process your application.
   o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
   o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus five calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application. If you live in California and you are age 60 or older, you have additional options during the Free Look Period and should contact us for more information.

INITIAL ANNUITY PAYMENTS
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values on the business day preceding the 10th day before the Annuity Date.


POSTPONEMENT OF PAYMENTS

We will normally pay amounts withdrawn from a Contract within seven days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
   o the New York Stock Exchange is closed for other than customary weekends and holidays;
   o trading on the New York Stock Exchange is restricted; or
   o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

                                VA Contract-31

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system,to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the business day we receive your written or telephone request.

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LOG ON TO USAA.COM DAY OR NIGHT FOR CONTRACT DETAILS, FUND ACCOUNT SUMMARIES
AND FINANCIAL ACTIVITY INFORMATION.
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MORE INFORMATION ABOUT...

....USAA LIFE


USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts, and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $10,640,144,791 on December 31, 2005. We are a wholly owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.


As of the date of this prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:
   o profitability,
   o asset quality,
   o adequacy of reserves,
   o capitalization, and
   o management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....THE SEPARATE ACCOUNT

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of seventeen (17) Variable Fund Accounts, each of which invests in a corresponding Fund.

....THE FUNDS

SUBSTITUTION OF FUNDS
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be inconsistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require

                                VA Contract-32
prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

VOTING PRIVILEGES
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

SPECIAL CONSIDERATIONS
The Funds managed by Baillie Gifford Overseas Ltd., Barrow Hanley Mewhinney & Strauss, Inc., The Vanguard Group, Granahan Investment Management Inc., Grantham Mayo Van Otterloo & Co. LLC, Schroder Investment Management North America Inc., Wellington Management Company, LLP, Fidelity Management & Research Company, Deutsche Investment Management Americas Inc., and Fred Alger Management, Inc. offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA Investment Management Company (USAA IMCO) offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....THE CONTRACT

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents representing USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

CONTRACT AGREEMENT
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:
   o waive a provision of the Contract, or
   o agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

CONTRACT OWNER
The rights and privileges of the Contract belong to the Contract owner during the lifetime of the Annuitant. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved

                                VA Contract-33
it. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

ANNUITANT
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

BENEFICIARY
The Beneficiary is the person, persons or entity named in the application that may be entitled to receive any Contract benefits that we provide upon the death of the Contract owner or, after the Annuity Date, the Annuitant. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the estate of the Beneficiary.

Unless otherwise provided, we will pay benefits as follows:

   o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the death of Annuitant; and
   o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the estate of Annuitant.

....CHARGES AND DEDUCTIONS

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

PREMIUM TAXES
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

CONTRACT MAINTENANCE CHARGE
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary.* If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that Contract year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
   o once you have elected to receive annuity payments under the Contract,
   o from death benefits paid on the death of a Contract owner or Annuitant, or
   o upon termination due to insufficient Contract Value.

*This charge does not apply to certain Texas Optional Retirement Program Contracts issued before May 1, 2000.

ADMINISTRATIVE EXPENSE CHARGE
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:

                                 VA Contract-34

   o preparation of the Contracts, confirmations, periodic reports and statements;
   o maintenance of the Contract owner's records;
   o maintenance of the Separate Account records;
   o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
   o all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:
   o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
   o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.


We guarantee the Mortality and Expense Risk Charge will not increase above the amount stated above. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.


INCOME TAXES
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

EXPENSES OF THE FUNDS
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

FIXED FUND ACCOUNT WITHDRAWAL CHARGE
The following information concerning the Fixed Fund Account Withdrawal Charge applies to all Contracts issued on or after August 1, 2003, in all states where the Fixed Fund Account is available, except South Carolina.

The Fixed Fund Account Withdrawal Charge applies to premium payments allocated into the Fixed Fund Account or transfers from a Variable Fund Account into the Fixed Fund Account (collectively, PAYMENTS) that are subsequently withdrawn or transferred out of the Fixed Fund Account. The charge is a percentage of the Payment withdrawn or transferred out, depending on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, on a first-in first-out basis (FIFO), according to the following schedule:


NUMBER OF YEARS  Less                                           7 or
                than 1   1     2      3     4      5     6      more
--------------- ------ ----  ----   ----- ----- ------ ------  ------
CHARGE             7%    6%    5%     4%    3%     2%    1%       0%
--------------- ------ ----  ----   ----- ----- ------ ------  ------

                                 VA Contract-35

The Fixed Fund Account Withdrawal Charge does not apply in all situations. Please refer to your Contract for more information.

TAX INFORMATION

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax, or investment advice. You should consult a qualified tax advisor for tax advise about your Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS, AND THE APPLICABLE TAX LAWS OF YOUR STATE MAY DIFFER FROM THE FEDERAL LAWS.

NONQUALIFIED CONTRACTS

THE FOLLOWING DISCUSSION APPLIES TO NONQUALIFIED CONTRACTS PURCHASED OUTSIDE OF TAX-QUALIFIED RETIREMENT PROGRAMS.

INCREASES IN VALUE
GENERAL RULE. Generally, Section 72 of the Internal Revenue Code of 1986, as amended (Code), governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

OWNERS OTHER THAN NATURAL PERSONS. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

DIVERSIFICATION. The Code and underlying Treasury Regulations sets forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

CONTRACT OWNER CONTROL. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

WITHDRAWALS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

ASSIGNMENTS
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

                                 VA Contact-36

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

PENALTY ON DISTRIBUTIONS
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

    o made on or after the recipient reaches age 59 1/2;
    o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant;
    o made on account of the recipient's disability;
    o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy)of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception); or
    o made under an immediate annuity, which the Code defines in Section
      72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

DEATH BENEFITS
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See DEATH BENEFITS.)

TAX-FREE EXCHANGES
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

TRANSFERS
The Code does not currently tax transfers between investment options under a Contract.

QUALIFIED PLAN CONTRACTs

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

                                 VA Contract-37

ACCUMULATION PHASE
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion,if any, of any purchase payment not excluded from your gross income during the Accumulation Phase constitutes your investment in the contract.

DISTRIBUTION PHASE
When payments during the Distribution Phase begin, you will begin to receive a return of your investment in the contract, if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

TYPES OF QUALIFIED PLANS
The Contracts are available with the following types of Qualified Plans:
    o Individual Retirement Annuity (IRA).
    o Roth IRA.
    o Simplified Employee Pension-Individual Retirement Annuity (SEP-IRA).
    o Tax-Sheltered Annuity (TSA or 403(b) TSA). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age
      59 1/2, (2) severance from employment, (3) death, (4)disability, or
      (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
    o Texas Optional Retirement Program (ORP) and similar programs in other states.

FEDERAL INCOME TAX WITHHOLDING

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.


FINANCIAL INFORMATION

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. The 2004 and 2005 financial statements have been audited by Ernst & Young LLP. Financial statements for prior years were audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.


                                 VA Contract-38

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information:
         General Information
         Distributor
         Safekeeping of the Assets of the Separate Account
         Regulation and Reserves
         Services
         Tax-Sheltered Annuity Loans
         Independent Registered Public Accounting Firm
         Calculation of Accumulation Unit Values
         Calculation of Performance Information
              Money Market Variable Fund Account
              Other Variable Fund Accounts
         Annuity Payments
              Gender of Annuitant
              Misstatement of Age or Sex and Other Errors
              Annuity Unit Value
         Financial Statements



For a copy call 1-800-531-2923 or write us at:

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288

                       STATEMENT OF ADDITIONAL INFORMATION


                                VARIABLE ANNUITY

                      FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2006


OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information (Statement) is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2006, for the Separate Account of USAA Life Insurance Company (USAA Life). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.

------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                           Page
GENERAL INFORMATION.........................................................2
DISTRIBUTOR.................................................................2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT...........................2
REGULATION AND RESERVES.....................................................2
SERVICES....................................................................2
TAX SHELTERED ANNUITY LOANS.................................................3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................3
CALCULATION OF ACCUMULATION UNIT VALUES.....................................3
CALCULATION OF PERFORMANCE INFORMATION......................................4
       Vanguard Money Market Portfolio Variable Fund Account................4
       Other Variable Fund Accounts.........................................4
ANNUITY PAYMENTS............................................................5
       Gender of Annuitant..................................................5
       Misstatement of Age or Sex and Other Errors..........................5
       Annuity Unit Value...................................................6
FINANCIAL STATEMENTS........................................................7


                                    VA SAI-1

                               GENERAL INFORMATION

USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts, and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association (USAA), the parent company of the USAA group of companies (a large diversified financial services organization).

                                   DISTRIBUTOR

The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the NASD) as registered representatives or principals with USAA Investment Management Company (USAA IMCO). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

                SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of the General Account of USAA Life. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                    SERVICES

USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services (USAA SAS), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                                    VA SAI-2

                           TAX SHELTERED ANNUITY LOANS

Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities (TSAs). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a Loan Collateral Account. The Loan Collateral Account is part of the Company's general assets and liabilities.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements and financial highlights of the Separate Account as of December 31, 2005, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2005, and for each of the years in the three-year period ended December 31, 2005, are included in this Statement. The information for 2004 and 2005 has been audited by Ernst & Young LLP, independent registered public accountants, through their offices located at 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205. Information for years prior to 2004 was audited by KPMG LLP, independent registered public accountants, through their offices located at 300 Convent Street, Suite 1200, San Antonio, Texas 78205.

                     CALCULATION OF ACCUMULATION UNIT VALUES

Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account (Vanguard Money Market Portfolio), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

   (1)is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
   (2)is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR

The net investment factor (NIF) is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

   (1)Is the net result of:

     (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

     (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

     (c) plus  or  minus a per  share  credit  or  charge  for  that  current
         Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

                                    VA SAI-3

   (2)Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

   (3)Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                     CALCULATION OF PERFORMANCE INFORMATION


From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $54,912 as of December 31, 2005, and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.


VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT

YIELD and EFFECTIVE YIELD quotations for Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


For the seven day period ended January 02, 2006, the current yield of the Vanguard Money Market Portfolio Variable Fund Account was 3.37%.


OTHER VARIABLE FUND ACCOUNTS

Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1-, 5- and 10-year periods or, if less, the period from the Variable Fund Account's inception of operation.

AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value: P (1 + T)n = ERV
Where:
P = A hypothetical initial premium payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

                                    VA SAI-4

Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P) - 1

Where:
    P =   A hypothetical initial payment of $1,000.
    C =   Cumulative total return.
    ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                             YIELD =2 [(a-b +1)6 -1]
                                    [ (cd ) ]
Where:
    a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
    b =  Expenses accrued for the period.
    c = The average daily number of Accumulation Units outstanding during the period.
    d = The maximum offering price per Accumulation Unit on the last day of the period.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

                                    VA SAI-5

ANNUITY UNIT VALUE

Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

Annuity at age 65:  Life with 120 payments certain:

1. Annuity Unit Value, beginning of period...................     $   .980000

2. Assume Net Investment Factor for period equal to..........        1.001046

3. Daily adjustment for 3.0% Assumed Investment Rate.. ......         .999919

4. (2) x (3).................................................        1.000965

5. Annuity Unit Value, end of period.........................     $   .980946
   (1) x (4)


ILLUSTRATION OF ANNUITY PAYMENTS

Annuity at age 65:  Life with 120 payments certain:

1. Number of Accumulation Units at Annuity Date.................     10,000.00

2. Assume Accumulation Unit Value (as of the end of the Valuation Period immediately prior to the 10th day before the first monthly payment)
   equal to..............................                             1.800000

3. Contract Value (1) x (2).....................................     18,000.00

4. First monthly annuity payment per $1,000 of Contract Value...   $      5.48

5. First monthly annuity payment (3) x (4) /$ 1,000...........     $    100.44

6. Annuity Unit Value (as of the end of the Valuation Period immediately
   prior to the 10th day before the first month payment).......... $   .980000

7. Number of Annuity Units (5) / (6)..........................         102.490

8. Assume Annuity Unit Value for second month equal to........     $   .997000

9. Second monthly annuity payment (7) x (8)...................     $    102.18

10.Assume annuity unit value for third month equal to.........     $   .953000

11.Third monthly annuity payment (7) x (10)...................     $     97.67

                                    VA SAI-6

                              FINANCIAL STATEMENTS

The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Registered Public Accountants' Reports for 2005, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.







                                       VA SAI-7

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                      (In Thousands, Except Per Unit Data)

                                  FUND ACCOUNTS

                     USAA LIFE       USAA LIFE   USAA LIFE   USAA LIFE   USAA LIFE  VANGUARD       VANGUARD          VANGUARD
                     GROWTH AND     AGGRESSIVE     WORLD    DIVERSIFIED   INCOME   DIVERSIFIED   EQUITY INCOME       MID-CAP
                      INCOME          GROWTH      GROWTH      ASSETS                  VALUE                            INDEX
                     ----------   -------------  ---------  ------------ --------- -----------  ---------------    ----------------
ASSETS:
   Investments at
      fair value     $  62,918     $  16,704     $ 20,949   $  48,941     $ 23,664   $ 13,234      $ 27,928           $ 18,890
                     ----------   ------------    --------   -----------  --------   ---------     ----------        --------------
   Total assets      $  62,918     $  16,704     $ 20,949   $  48,941     $ 23,664   $ 13,234      $ 27,928           $ 18,890
                     ==========   ============    ========   ===========  ========    ========     ===========      ===============
   Accumulation
      reserves       $  62,805     $  16,704     $ 20,576    $ 48,882     $ 23,353   $ 13,160      $ 27,928           $ 18,890

   Annuity reserves  $     113           -       $    373    $     59     $    311   $     74      $   -              $    -
                     -----------   -----------   ---------   ----------- ---------    --------     ----------       --------------
   Total Net assets  $  62,918     $  16,704     $ 20,949     $ 48,941    $ 23,664   $ 13,234      $ 27,928           $  18,890
                     ===========   ===========   ==========  =========== =========   =========     ==========       ==============
   Units outstanding
      (accumulation)     2,371           904          898        1,856       1,250        996         2,395               1,252
                     ===========   ===========   ==========   ========== =========   =========     ==========       ===============
      (annuity)              4             -           16            2          17          6             -                   -
                     ===========   ===========   ==========   ========== =========   =========     ==========       ===============
   Unit value
      (accumulation) $   26.492    $   18.483    $ 22.923     $ 26.337    $ 18.676   $ 13.209      $ 11.661          $   15.094
                     ===========   ===========   ==========   ========== =========   =========     ==========       ===============
   See accompanying Notes to Financial Statements

                                    VA SAI-8

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                      (In Thousands, Except Per Unit Data)

                                  FUND ACCOUNTS

VANGUARD                                                                FIDELITY   FIDELITY VIP
 SMALL     VANGUARD                VANGUARD    VANGUARD   FIDELITY        VIP        DYNAMIC       SCUDDER      ALGER
COMPANY  INERNATIONAL  VANGUARD     HIGH        MONEY        VIP         EQUITY      VAPITAL       VAPITAL     AMERICAN
GROWTH                REIT INDEX  YIELD BOND    MARKET   CONTRAFUND(R)   INCOME    APPRECIATION     GROWTH      GROWTH
-------- ------------ ----------  ----------   --------  -------------  ---------  -------------   ---------   ----------
$10,934  $16,798      $21,140     $  6,637     $13,362   $11,168        $ 4,056    $     113       $23,917     $42,488
-------- ------------ ----------  ----------   --------  -------------  ---------  -------------   ---------   ----------
$10,934  $16,798      $21,140     $  6,637     $13,362   $11,168        $ 4,056    $     113       $23,917     $42,488
======== ============ =========   ==========   ========  =============  ========   =============   =========   ===========
$10,934  $16,697      $21,140     $  6,584     $13,362   $11,141        $ 4,056    $     113       $23,917     $42,378
$        $            $           $            $         $              $          $               $           $
$     -  $   101      $     -     $     53     $     -   $    27        $     -    $       -       $     -     $   110
-------  ------------ ----------  ----------   --------  -------------  ---------  -------------   ---------   -----------
$10,934  $16,798      $21,140     $  6,637     $13,362   $11,168        $ 4,056    $     113       $23,917     $42,488
======== ============ ==========  ==========   ========  =============  =========  =============   =========   ============
    802    1,280          972          519       9,585       767            347           10           993        1,549
======== ============ ==========  ==========   ========  =============  =========  =============   =========   ============
      -        8            -            4           -         2              -            -             -            4
======== ============ ==========  ==========   ========  =============  =========  =============   =========   ============
$13.630  $13.043      $21.756     $ 12.675     $ 1.394   $14.521        $11.693    $  11.751       $24.098     $27.367
======== ============ ==========  ==========   ========  =============  =========  =============   =========   ============
   See accompanying Notes to Financial Statements

                                    VA SAI-9

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2005
                                 (In Thousands)
                                  FUND ACCOUNTS

                                     USAA LIFE      USAA LIFE    USAA LIFE    USAA LIFE     USAA LIFE
                                     GROWTH AND     AGGRESSIVE     WORLD     DIVERSIFIED     INCOME
                                       INCOME         GROWTH      GROWTH        ASSETS
                                     ----------    -----------   ----------  ------------   ---------
NET INVESTMENT INCOME (LOSS):
 Income
 Dividends from investments         $      657     $      13     $       1   $     1,059    $   1,099
                                    -----------    -----------   ----------  ------------   ---------
 Expenses
  Mortality and expense risk charge        400           111           134           317          154
  Administrative charge                     61            17            21            49           24
                                    -----------    -----------   ----------  ------------   ---------
  Total expenses                           461           128           155           366           178
                                    -----------    -----------   ----------  ------------   ----------
    Net investment income (loss)           196          (115)         (154)          693           921
                                    -----------    -----------   ----------  ------------   ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on sale of
    investments                         (1,487)       (2,661)         (592)          109          (135)
   Capital gains distributions           5,407             -         1,264             -             -
                                    -----------    -----------   ----------  ------------   -----------
      Net realized gain (LOSS)           3,920        (2,661)          672           109           (135)
   Change in net unrealized
     appreciation/(depreciation)          (183)        3,716           943         1,038           (403)
                                    -----------    -----------   ----------  ------------   ------------
      Net realized and unrealized
      gain (loss) on investments         3,737         1,055         1,615         1,147           (538)
                                    -----------    -----------   ----------  ------------   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS         $    3,933     $     940     $   1,461    $    1,840    $       383
                                    ===========    ===========   ==========  ============   ============

                                   VA SAI-10

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2005
                                 (In Thousands)
                                  Fund Accounts

   VANGUARD       VANGUARD     VANGUARD       VANGUARD        VANGUARD       VANGUARD       VANGUARD
 DIVERSIFIED       EQUITY       MID-CAP     SMALL COMPANY   INTERNATIONAL      REIT           HIGH
    VALUE          INDEX         INDEX         GROWTH                         INDEX        YIELD BOND
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
$       151     $      522    $      142   $          -      $        185   $      578     $      467
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
         81            187           102             67                88          134             42
         12             29            16             10                14           21             6
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
         93            216           118             77               102          155            48
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
         58            306            24            (77)               83          423           419
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
        746           (682)        1,048            853               690        2,284            12
          -          1,221             -            537                 -        1,275             -
-------------   ------------  -----------  ---------------  --------------  -----------    ------------
        746            539         1,048          1,390               690        3,559             12
         42            283         1,089           (811)            1,354       (1,913)          (299)
-------------   ------------  -----------  ---------------  --------------  -----------    -------------
        788            822         2,137            579             2,044        1,646           (287)
-------------   ------------  -----------  ---------------  --------------  -----------    -------------
$       846     $    1,128    $    2,161   $        502     $       2,127   $    2,069     $      132
=============   ============  ===========  ===============  ==============  ===========    =============

                                   VA SAI-11

                                    USAA LIFE       USAA LIFE    USAA LIFE     USAA LIFE                    ALGER
                                   GROWTH AND      AGGRESSIVE      WORLD      DIVERSIFIED    USAA LIFE    AMERICAN
                                     INCOME          GROWTH        GROWTH       ASSETS         INCOME      GROWTH
                                  ------------     ----------   -----------   ------------   ---------   ----------
NET INVESTMENT INCOME (LOSS):
 Income
  Dividends from investments      $      (68)      $      66    $       87    $      (322)   $    (449)  $       96
                                  ------------     ----------   -----------   ------------   ----------  ----------
  Expenses                           (256.14)          74.14        102.71        (663.57)     (823.14)
   Mortality and expense risk charge    (445)             82           118         (1,005)      (1,198)         271
   Administrative charge                (633)             90           133         (1,347)      (1,572)          42
                                  ------------     ----------   ------------  ------------   ----------- ----------
   Total expenses                     (1,078)            173           251         (2,352)      (2,770)         313
                                  ------------     ----------   ------------  ------------   ----------- -----------
    Net investment income (loss)       1,011            (107)         (164)         2,030        2,322         (217)
                                  ------------     ----------   ------------  ------------   ----------- -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on sale
    of investments                    12,301           2,661         3,120           (109)         135       (7,367)
   Capital gains distributions        19,195           5,322         4,976           (218)         270            -
                                  ------------     -----------  ------------  ------------   -----------  -----------
     Net realized gain (loss)         31,496           7,983         8,096           (327)         405       (7,367)
   Change in net unrealized
     appreciation/(depreciation)        (183)          3,716           943          1,038         (403)      11,811
                                  ------------     -----------  ------------  ------------   -----------  -----------
     Net realized and unrealized
      gain (loss) on investments      31,313          11,699         9,039            711            2        4,444
                                  ------------     -----------  ------------  ------------   ------------ -----------
NET INCREASE IN NET ASSETS                                                                                $   4,227
                                  ============     ===========  ============  ============   ============ ===========

                                   VA SAI-12

                                                USAA LIFE             USAA                 USAA                      USAA LIFE
                                               GROWTH AND          AGGRESSIVE           LIFE WORLD                  DIVERSIFIED
                                                 INCOME              GROWTH               GROWTH                       ASSETS
                                              2005      2004       2005      2004       2005      2004           2005        2004
                                              ----------------   ---------------       ---------------          ------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                $  196  $    -    $  (115) $  (136)     $ (154)  $   64          $   693      $   589
  Net realized gain (loss)                     3,920    (865)    (2,661)  (3,378)        672     (463)             109       (1,426)
  Change in net unrealized
        appreciation/(depreciation)             (183)  6,750      3,716    5,717         943    3,350            1,038        4,472
                                               ---------------   -----------------    ---------------           -------------------
  Net increase in net assets
        resulting from operations              3,933   5,885        940    2,203       1,461    2,951            1,840        3,635
                                               ---------------   -----------------    ---------------           -------------------
CONTRACT TRANSACTIONS:
  Purchases and transfers in                   2,552   5,183        876    1,735       2,017    3,310            3,077        6,149
  Contract maintenance charges                   (45)    (48)       (16)     (18)        (13)     (13)             (29)         (31)
  Contract benefits, terminations,
        and other redemptions                 (7,019) (6,511)    (4,257)  (3,720)     (3,254)  (1,387)          (6,833)      (5,508)
  Adjustments to annuity reserves                  -       2          -        -         (60)       1                -            1
                                               ---------------   -----------------    ---------------           -------------------
   Net increase(decrease)in net asset
    from contract transactions                (4,512) (1,374)    (3,397)  (2,003)     (1,310)   1,911           (3,785)         611
                                               ---------------   -----------------    ---------------           -------------------
   Net increase (decrease)
    in net assets                               (579)  4,511     (2,457)     200         151    4,862           (1,945)       4,246
 NET ASSETS:
   Beginning of period                        63,497  58,986     19,161   18,961      20,798   15,936           50,886       46,640
                                              ---------------   -----------------    ---------------            -------------------
   End of period                             $62,918 $63,497    $16,704  $19,161     $20,949 $20,798           $48,941      $50,886
                                             ================   =================      ===============          ===================
 UNITS ISSUED AND REDEEMED
  Beginning balance                           2,556    2,619      1,102    1,229         975     875             2,007        1,982
  Units issued                                  191      309         78      145         122     201               195          345
  Units redeemed                               (372)    (372)      (276)    (272)       (183)   (101)             (344)        (320)
                                             ----------------   -----------------      ---------------          -------------------
  Ending balance                              2,375    2,556        904    1,102         914     975             1,858        2,007
                                             ================   =================      ===============          ===================

                                                   VANGUARD              VANGUARD               VANGUARD              FIDELITY
                                                  REIT INDEX          HIGH YIELD BOND         MONEY MARKET         VIP CONTRAFUND(R)
                                               2005       2004       2005       2004       2005       2004        2005       2004
                                              ----------------    ------------------    ------------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                $  423    $  244     $  419     $  287     $  289     $   57      $   (44)    $  (19)
  Net realized gain (loss)                     3,559       764         12         80          -          -          561        381
  Change in net unrealized
    appreciation/(deprecia                    (1,913)    2,667       (299)        (2)         -          -          842        238
                                              ----------------    ------------------    ------------------      ------------------
  Net increase/(decrease) in net assets
    resulting from operations                  2,069     3,675        132        365        289         57        1,359        600
                                               ----------------    ------------------    ------------------     -------------------
CONTRACT TRANSACTIONS:
  Purchases and transfers in                   6,386     7,749      1,829      3,055     15,588     16,096        6,115       3,062
  Contract maintenance charges                   (12)       (9)        (3)        (3)        (8)        (8)          (3)         (2)
  Contract benefits, terminations, and
    other redemptions                         (6,956)   (2,713)    (1,423)    (1,551)   (13,780)   (17,327)      (1,857)     (1,792)
  Adjustments to annuity reserves                  -         -          -          -          -          -            -           -
                                              -----------------    ------------------    ------------------     -------------------
  Net increase (decrease) in net assets
    from contract transactions                  (582)    5,027        403      1,501      1,800     (1,239)       4,255       1,268
                                              -----------------    ------------------    ------------------     -------------------
  Net increase (decrease)
   in net assets                               1,487     8,702        535      1,866      2,089     (1,182)       5,614       1,868
 NET ASSETS:
      Beginning of period                     19,653    10,951      6,102      4,236     11,273     12,455        5,554       3,686
                                              -----------------   -------------------   -------------------     -------------------
  End of period                              $21,140   $19,653    $ 6,637    $ 6,102    $13,362    $11,273      $11,168     $ 5,554
                                             ==================   ===================   ===================     ===================
UNITS ISSUED AND REDEEMED
  Beginning balance                            1,003       724        491        367      8,281      9,196          444         338
  Units issued                                   389       513        170        275     15,026     16,563          489         272
  Units redeemed                                (420)     (234)      (138)      (151)   (13,722)   (17,478)        (164)       (166)
                                             -------------------  -------------------   -------------------     -------------------
  Ending balance                                 972     1,003        523        491      9,585      8,281          769         444
                                             ===================   ===================  ===================     ===================
See accompanying Notes to Financial Statements.

                                   VA SAI-13

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                   For the Years Ended December 31, 2005, 2004
                                 (In Thousands)
                                  FUND ACCOUNTS

   USAA LIFE              VANGUARD            VANGUARD EQUITY      VANGUARD MID-CAP        VANGUARD SMALL         VANGUARD
     INCOME           DIVERSIFIED VALUE            INDEX                INDEX             COMPANY GROWTH        INTERNATIONAl
-----------------------------------------------------------------------------------------------------------------------------------
  2005      2004        2005      2004         2005      2004        2005       2004        2005      2004      2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
$   921   $ 1,163      $   58    $   48       $  306    $  156      $   24      $   4     $  (77)   $   (70)   $   83     $   29
-----------------------------------------------------------------------------------------------------------------------------------
   (135)      221         746       526          539      (562)      1,048        168      1,390        960       690        564
-----------------------------------------------------------------------------------------------------------------------------------
   (403)     (639)         42       553          283     3,151       1,089      1,606       (811)       444     1,354        944
-----------------------------------------------------------------------------------------------------------------------------------
    383       745         846     1,127        1,128     2,745       2,161      1,778        502      1,334     2,127      1,537
-----------------------------------------------------------------------------------------------------------------------------------
  4,157     3,745       6,925     5,476        2,560     4,082       7,471      4,753       2,886     3,748     6,032      5,304
-----------------------------------------------------------------------------------------------------------------------------------
    (14)      (17)         (5)       (3)         (16)      (17)         (8)        (5)         (6)       (6)       (6)        (4)
-----------------------------------------------------------------------------------------------------------------------------------
 (4,282)   (8,163)     (2,992)   (2,276)      (6,158)   (5,819)     (2,811)    (2,192)     (3,398)   (4,212)   (2,283)    (2,811)
-----------------------------------------------------------------------------------------------------------------------------------
      1         1           -         -            -         -           -          -           -         -         -          -
-----------------------------------------------------------------------------------------------------------------------------------
   (138)   (4,434)      3,928     3,197       (3,614)   (1,754)       4,652      2,556       (518)     (470)    3,743      2,489
-----------------------------------------------------------------------------------------------------------------------------------
    245    (3,689)      4,774     4,324       (2,486)      991        6,813      4,334        (16)      864     5,870      4,026
-----------------------------------------------------------------------------------------------------------------------------------
 23,419    27,108       8,460     4,136       30,414    29,423       12,077      7,743      10,950    10,086    10,928      6,902
-----------------------------------------------------------------------------------------------------------------------------------
$23,664   $23,419     $13,234   $ 8,460      $27,928   $30,414      $18,890    $12,077     $10,934   $10,950   $16,798    $10,928
===================-- ==================---  ==================--   ===================--  ==================--====================
===================-- ==================---  ==================--   ===================--  ==================--====================
  1,275     1,521         684       400        2,713     2,886          905        693         847       893       967        724
-----------------------------------------------------------------------------------------------------------------------------------
    283       287         611       521          294       497          601        433         259       368       571        559
-----------------------------------------------------------------------------------------------------------------------------------
   (291)     (533)       (293)     (237)        (612)     (670)        (254)      (221)       (304)     (414)     (250)      (316)
-----------------------------------------------------------------------------------------------------------------------------------
  1,267     1,275       1,002       684        2,395     2,713        1,252        905         802       847     1,288        967
======================--====================---====================--=====================--====================--=================
-----------------------------------------------------------------------------------------------------------------------------------
  FIDELITY VIP        FIDELITY VIP DYNAMIC     SCUDDER CAPITAL            ALGER AMERICAN
  EQUITY-INCOME       CAPITAL APPRECIATION         GROWTH                      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
   2005      2004         2005      2004          2005       2004        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
$    32    $   20       $   (3)   $  (11)       $   59   $   (55)      $ (217)    $  (371)
-----------------------------------------------------------------------------------------------------------------------------------
    399       196            3       109        (3,648)   (2,827)      (7,367)     (5,422)
-----------------------------------------------------------------------------------------------------------------------------------
   (224)      125          (18)     (123)        5,451     4,769       11,811       7,804
-----------------------------------------------------------------------------------------------------------------------------------
    207       341          (18)      (25)        1,862     1,887        4,227       2,011
-----------------------------------------------------------------------------------------------------------------------------------
  1,254     1,904           78     1,133           528       519        1,531       1,623
-----------------------------------------------------------------------------------------------------------------------------------
     (2)       (1)           -        (1)          (21)      (26)         (35)        (43)
-----------------------------------------------------------------------------------------------------------------------------------
 (1,193)     (879)      (1,423)   (1,038)       (5,422)   (4,589)     (10,595)     (8,068)
-----------------------------------------------------------------------------------------------------------------------------------
      -         -            -         -             -         -            -          1
-----------------------------------------------------------------------------------------------------------------------------------
     59     1,024       (1,345)       94        (4,915)   (4,096)      (9,099)    (6,487)
-----------------------------------------------------------------------------------------------------------------------------------
    266     1,365       (1,363)       69        (3,053)   (2,209)      (4,872)    (4,476)
-----------------------------------------------------------------------------------------------------------------------------------
  3,790     2,425        1,476     1,407        26,970    29,179       47,360     51,836
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,056   $ 3,790      $   113   $ 1,476      $ 23,917   $26,970     $ 42,488    $47,360
===================--  ====================---===================--  =====================-----------------------------------------
===================--  ====================---===================--  =====================-----------------------------------------
    341       241          151       145         1,210     1,403        1,924      2,205
-----------------------------------------------------------------------------------------------------------------------------------
    122       196            9       123            52        55           97        131
-----------------------------------------------------------------------------------------------------------------------------------
   (116)      (96)       (150)     (117)        (269)     (248)          (468)      (412)
-----------------------------------------------------------------------------------------------------------------------------------
    347       341          10       151          993     1,210          1,553      1,924
===================-- ====================---====================--  =====================-----------------------------------------
See accompanying Notes to Financial Statements.

                                   VA SAI-14

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2005


1) Organization The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a subsidiary of the United Services Automobile Association (USAA). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of units. Units of the Separate Account are sold only in connection with a Variable Annuity Contract issued by USAA Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USAA Life. The Separate Account cannot be charged with liabilities arising out of any other business of USAA Life.

The Separate Account is divided into 18 variable fund accounts, which are invested in shares of a designated portfolio of the USAA Life Investment Trust, Vanguard(R) Variable Insurance Fund (VVIF), Fidelity(R)Variable Insurance Products (FVIP), Scudder Variable Series I (SVS I), or The Alger American Fund as follows:

Fund Account                        Mutual Fund Investment
USAA Life Growth and Income         USAA Life Growth and Income Fund
USAA Life Aggressive Growth         USAA Life Aggressive Growth Fund
USAA Life World Growth              USAA Life World Growth Fund
USAA Life Diversified Assets        USAA Life Diversified Assets Fund
USAA Life Income                    USAA Life Income Fund
Vanguard Diversified Value          VVIF Diversified Value Portfolio
Vanguard Equity Index               VVIF Equity Index Portfolio
Vanguard Mid-Cap Index              VVIF Mid-Cap Index Portfolio
Vanguard Small Company Growth       VVIF Small Company Growth Portfolio
Vanguard International              VVIF International Portfolio
Vanguard REIT Index                 VVIF REIT Index Portfolio
Vanguard High Yield Bond            VVIF High Yield Bond Portfolio
Vanguard Money Market               VVIF Money Market Portfolio
Fidelity VIP Contrafund(R)           FVIP Contrafund(R)Portfolio, Initial Class
Fidelity VIP Equity-Income          FVIP Equity-Income Portfolio, Initial Class
Fidelity VIP Dynamic Capital
Appreciation                        FVIP Dynamic Capital Appreciation
                                    Portfolio, Initial Class
Scudder Capital Growth*             SVS I Capital Growth Portfolio, Class A
                                    shares
Alger American Growth               Alger American Growth Portfolio

* Effective February 6, 2006, Scudder Investments changed their name to DWS Scudder and the Scudder Funds were renamed DWS Funds.


2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the corresponding mutual fund, which value their securities at fair value. Gains or losses on securities transactions are determined on the basis of the first-in first-out (FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES
Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations for contracts annuitized between 1995 and 1998 are based on the 1983a Individual Annuitant Mortality Table; contracts annuitized 1999 and after are based on the Annuity 2000 (A2000) Table, both at 3.0% interest. Annuitization may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

                                   VA SAI-15

DISTRIBUTIONS
The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX
Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, USAA Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. USAA Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of the financial statements conforms to U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3) EXPENSES AND RELATED PARTY TRANSACTIONS
During the year ended December 31, 2005, advisory and administrative fees of approximately $692,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed at an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .35% of the monthly average net assets of the USAA Life World Growth Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract sold by USAA Life. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis, which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contract owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased. During the year ended December 31, 2005, the total mortality and expense charge was $2,408,000.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

VA SAI-16

4)  INVESTMENTS
The following table shows the number of shares owned, aggregate cost, net asset value per share and fair value of each variable fund account's investment at December 31, 2005 in each corresponding mutual fund shown in Note 1. The table also summarizes purchases and sales activity in each corresponding mutual fund for the year ended December 31, 2005

                                                     CORRESPONDING MUTUAL FUND INVESTMENT
                                                                                    FOR THE YEAR ENDED
                                         AS OF DECEMBER 31, 2005                     DECEMBER 31, 2005
------------------------------------------------------------------------------- -----------------------------------
                             NUMBER OF   AGGREGATE    NET ASSET      FAIR
VARIABLE FUND ACCOUNT         SHARES       COST         VALUE       VALUE        PURCHASES      SALES
                              (000)       (000)       PER SHARE     (000)          (000)        (000)
-------------------------------------- ------------  ------------ ------------  -----------   ------------ --------


USAA Life Growth and Income   3,745    $  64,487     $    16.80   $   62,918     $    2,496    $  7,469
USAA Life Aggressive Growth     955       15,902          17.49       16,704            863       4,387
USAA Life World Growth        1,506       16,447          13.91       20,949          2,002       3,468
USAA Life Diversified Assets  3,620       44,803          13.52       48,941          3,009       7,159
USAA Life Income              2,280       24,351          10.38       23,664          4,141       4,457
Vanguard Diversified Value      921       12,001          14.37       13,234          6,874       3,039
Vanguard Equity Index         1,002       24,393          27.87       27,928          2,516       6,346
Vanguard Mid-Cap Index        1,029       15,264          18.35       18,890          7,393       2,859
Vanguard Small Company Growth   558        9,760          19.61       10,934          2,857       3,452
Vanguard International          967       13,536          17.37       16,798          5,957       2,316
Vanguard REIT Index           1,043       18,452          20.26       21,140          6,318       7,054
Vanguard High Yield Bond        773        6,696           8.59        6,637          1,814       1,460
Vanguard Money Market        13,362       13,362           1.00       13,362         15,550      13,840
Fidelity VIP Contrafund(R)      360        9,549          31.03       11,168          6,083       1,890
Fidelity VIP Equity-Income      159        3,737          25.49        4,056          1,252       1,223
Fidelity VIP Dynamic Capital
  Appreciation                   13           93           8.71          113             78       1,426
Scudder Capital Growth        1,415       29,387          16.90       23,917            512       5,610
Alger American Growth         1,083       48,871          39.25       42,488          1,531      10,943

VA SAI-17

                                December 31, 2005

5) FINANCIAL HIGHLIGHTS
A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each period is as follows: Fund Accounts

                                      USAA LIFE GROWTH AND INCOME
                        -------------------------------------------------------
                                        Years Ended December 31,
                            2005       2004        2003       2002       2001
                        ----------- ----------  ---------- ---------- ---------
At end of period:
Accumulation units         2,371      2,552       2,615      2,738      3,122
Annuity units (000)            4          4           4          1          1
Accumulation un$t value $ 26.492    $24.843     $22.522    $17.450    $22.397
Net assets (000$        $ 62,918    $63,497     $58,986    $47,797    $69,936
Ratio of investment income
 to average net assets(c)  1.06%      0.75%       1.34%       N/A        N/A
Ratio of expenses to
 average net assets(d)     0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g)           6.59%     10.24%      28.96%    -22.15%     -6.65%

                                      USAA LIFE DIVERSIFIED ASSETS
                        -------------------------------------------------------
                                        Years Ended December 31,
                           2005       2004        2003       2002       2001
                        ----------- ----------  ---------- ---------- ---------
At end of period:
Accumulation units        1,856      2,005       1,979      1,956      1,896
Annuity units (000)           2          2           3          3          3
Accumulation unit value $26.337    $25.348     $23.537    $19.612    $22.295
Net assets (000         $48,941    $50,886     $46,640    $38,415    $42,339
Ratio of investment income
 to average net assets(c)  2.16%      1.97%       3.29%       N/A        N/A
Ratio of expenses to
 average net assets(d)     0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g) (f)       3.86%      7.63%      19.93%    -12.10%     12.44%

                                          VANGUARD EQUITY INDEX
                        -------------------------------------------------------
                                         Years Ended December 31,
                           2005       2004        2003       2002       2001(b)
                        ----------- ----------  ---------- ---------- ---------
At end of period:
Accumulation units        2,395      2,713       2,886      2,594      2,699
Annuity units (000)           -          -           -          -          -
Accumulation unit value $11.661    $11.211     $10.195    $ 7.995    $10.342
Net assets (000)        $27,928    $30,414     $29,423    $20,742    $27,911
Ratio of investment income
 to average net assets(c)  1.81%      1.29%       1.33%       N/A        N/A
Ratio of expenses to
 average net assets(d)     0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g) (f)       3.90%      9.82%      27.29%    -22.82%    -12.80%

                                           VANGUARD INTERNATIONAL
                        -------------------------------------------------------
                                          Years Ended December 31,
                           2005       2004        2003       2002       2001(b)
                        ----------- ----------  ---------- ---------- ---------
At end of period:
Accumulation units        1,280        958         724        507        473
Annuity units (000)           8          9           -          -          -
Accumulation un$t value $13.043    $11.299      $9.533     $7.121      $8.671
Net assets (000)        $16,798    $10,928      $6,902     $3,611      $4,102
Ratio of investment income
 to average net assets(c)  1.36%      1.10%       1.90%       N/A        N/A
Ratio of expenses to
 average net assets (d)    0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g) (f)      15.33%     18.35%      33.61%    -18.02%    -20.44%


(a) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(b) On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the fund account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the fund accounts invest. Accordingly, significant changes in the net assets of the fund account may cause the Investment Income ratio to be higher or lower than if the net assets had been constant.
(d) The information is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Not annualized for periods less than one year.
(g) The Accumulation Unit Value (AUV) total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                                   VA SAI-18

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               December 31, 2005

                                 Fund Accounts

                 USAA LIFE AGGRESSIVE GROWTH                                    USAA LIFE WORLD GROWTH
---------------------------------------------------------    -------------------------------------------------------
                  Years Ended December 31,                                    Years Ended December 31,
   2005        2004        2003       2002       2001          2005       2004       2003        2002       2001
-----------  ---------- ----------- ---------- ----------    ---------- ---------- ----------  ---------- ----------
    904       1,102       1,229      1,270      1,443           898        973        873         917      1,009
      -           -           -          -          -            16          2          2           2          2
$18.483     $17.395     $15.425    $11.837    $17.215       $22.923    $21.339    $18.198     $14.273    $16.988
$16,704     $19,161     $18,961    $15,037    $24,837       $20,949    $20,798    $15,936     $13,121    $17,181

   0.07%       0.00%       0.00%       N/A        N/A          0.00%      1.11%      1.01%        N/A        N/A

   0.75%       0.75%       0.75%      0.75%      0.75%         0.75%      0.75%      0.75%       0.75%      0.75%
   6.18%      12.66%      30.17%    -31.31%    -24.07%         7.36%     17.17%     27.36%     -16.06%    -17.81%

                      USAA LIFE INCOME                                        VANGUARD DIVERSIFIED VALUE
---------------------------------------------------------    -------------------------------------------------------
-                 Years Ended December 31,                                     Years Ended December 31,
   2005        2004        2003       2002       2001          2005       2004       2003        2002       2001 (a)
-----------  ---------- ----------- ---------- ----------    ---------- ---------- ----------  ---------- ----------
  1,250       1,256       1,517      1,511      1,433           996        678        400         288        271
     17          19           4          5          5             6          6          -           -          -
$18.676     $18.375     $17.817    $17.110    $15.969       $13.209    $12.366    $10.343       $7.948     $9.337
$23,664     $23,419     $27,108    $25,946    $22,967       $13,234    $ 8,460    $ 4,136       $2,290     $2,532

   4.63%       5.61%       4.49%       N/A        N/A          1.21%      1.60%      1.93%         N/A        N/A

   0.75%       0.75%       0.75%      0.75%      0.75%         0.75%      0.75%      0.75%        0.75%      0.75%
   1.57%       3.05%       4.03%      7.05%      6.32%         6.71%     19.40%     29.92%      -15.02%     -6.70%

                    VANGUARD MID-CAP INDEX                                     VANGUARD SMALL COMPANY GROWTH
---------------------------------------------------------    -------------------------------------------------------
                    Years Ended December 31,                                      Years Ended December 31,
   2005        2004        2003       2002       2001(a)       2005       2004       2003        2002       2001(b)
-----------  ---------- ----------- ---------- ----------    ---------- ---------- ----------  ---------- ----------
  1,252         905         693        608        210           802        847        893         650        456
      -           -           -          -          -             -          -          -           -          -
$15.094     $13.342     $11.173     $8.397     $9.912       $13.630    $12.923    $11.293      $8.065    $10.696
$18,890     $12,077     $ 7,743     $5,104     $2,085       $10,934    $10,950    $10,086      $5,239    $ 4,883

   0.90%       0.80%       0.80%       N/A        N/A          0.00%      0.09%      0.02%        N/A        N/A

   0.75%       0.75%       0.75%      0.75%      0.75%(e)      0.75%      0.75%      0.75%       0.75%      0.75%
  13.03%      19.27%      32.84%    -15.42%     -0.95%         5.37%     14.29%     39.78%     -24.72%      6.36%

                       VANGUARD REIT INDEX                                       VANGUARD HIGH YIELD BOND
---------------------------------------------------------    -------------------------------------------------------
                     Years Ended December 31,                                    Years Ended December 31,
   2005        2004        2003       2002       2001(a)       2005       2004       2003        2002       2001(a)
-----------  ---------- ----------- ---------- ----------    ---------- ---------- ----------  ---------- ----------
    972       1,003         724        606        102           519        486        367         140         72
      -           -           -          -          -             4          5          -           -          -
$21.756     $19.600     $15.131    $11.252    $10.950       $12.675    $12.428    $11.538      $9.947     $9.870
$21,140     $19,653     $10,951    $ 6,819    $ 1,121       $ 6,637    $ 6,102    $ 4,236      $1,392     $  707

   2.79%       2.55%       3.72%       N/A        N/A          7.19%      6.68%      3.83%        N/A        N/A

   0.75%       0.75%       0.75%      0.75%      0.75%(e)      0.75%      0.75%      0.75%       0.75%      0.75%
  10.94%      29.42%      34.31%      2.63%      9.43%         1.89%      7.58%     15.83%       0.64%     -1.37%

                                   VA SAI-19

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2005

                                  FUND ACCOUNTS

                                          VANGUARD MONEY MARKET
                        -------------------------------------------------------
                                         Years Ended December 31,
                           2005       2004        2003       2002      2001(b)
                        ---------- ----------  ---------- ---------- ----------
At end of period:
Accumulation units(000)    9,585      8,281       9,196     17,359     24,394
Annuity units (000)            -          -           -          -          -
 Accumulation uiit value $ 1.394    $ 1.361     $ 1.354    $ 1.351    $ 1.338
Net assets (000)         $13,362    $11,273     $12,455    $23,452    $32,640
Ratio of investment income
 to average net assets(c)   3.14%      1.25%       1.03%       N/A        N/A
Ratio of expenses to
 average net assets(d)      0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g) (f)        2.31%      0.39%       0.13%      0.86%      3.31%

                                      FIDELITY VIP EQUITY-INCOME
                        -------------------------------------------------------
                                       Years Ended December 31,
                            2005       2004        2003       2002      2001(a)
                        ---------- ----------  ---------- ---------- ----------
At end of period:
Accumulation units          (347)       341         241        151        95
Annuity units (000)            -          -           -          -         -
 Accumulation u$it value $11.693    $11.128     $10.053     $7.771    $9.428
Net assets (000)         $ 4,056    $ 3,790     $ 2,425     $1,170    $   899
Ratio of investment income
 to average net assets(c)   1.52%      1.39%       1.35%       N/A        N/A
Ratio of expenses to
 average net assets(d)      0.75%      0.75%       0.75%      0.75%     0.75%(e)
Total return (g) (f)        4.97%     10.53%      29.12%    -17.71%    -5.79%

                                        SCUDDER CAPITAL GROWTH
                        -------------------------------------------------------
                                       Years Ended December 31,
                           2005       2004        2003       2002       2001
                        ---------- ----------  ---------- ---------- ----------
At end of period:
Accumulation units         (993)     1,210       1,403      1,519      1,835
Annuity units (000)           -          -           -          -          -
Accumulation uiit value $24.098    $22.$83     $20.791    $16.508    $23.488
Net assets (000)        $23,917    $26,970     $29,179    $25,077    $43,093
Ratio of investment income
 to average net assets(c)  0.99%      0.55%       0.43%       N/A        N/A
Ratio of expenses to
 average net assets (d)    0.75%      0.75%       0.75%      0.75%      0.75%
Total return (g)           8.09%      7.10%      25.83%    -29.77%    -20.00%


(a) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.
(b) On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the fund account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the fund accounts invest. Accordingly, significant changes in the net assets of the fund account may cause the Investment Income ratio to be higher or lower than if the net assets had been constant.
(d) The information is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Not annualized for periods less than one year.
(g) The Accumulation Unit Value (AUV) total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                                   VA SAI-20

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               December 31, 2005

                                 FUND ACCOUNTS
------------------------------------------------------------------------------
                FIDELITY VIP CONTRAFUND(R)
---------------------------------------------------------
                Years Ended December 31,
   2005        2004       2003       2002        2001(a)
-----------  ---------- ---------- ----------  ----------
    767         444        338        244          73
      2           -          -          -           -
$14.521     $12.511    $10.916     $8.561      $9.515
$11,168     $ 5,554    $ 3,686     $2,088      $  690

   0.22%       0.31%      0.38%       N/A         N/A

   0.75%       0.75%      0.75%      0.75%       0.75%(e)
  15.96%      14.46%     27.29%    -10.17%      -4.92%

       FIDELITY VIP DYNAMIC CAPITAL APPRECIATION
---------------------------------------------------------
                Years Ended December 31,
   2005        2004       2003       2002        2001(a)
-----------  ---------- ---------- ----------  ----------
     10         151        145         64          24
      -           -          -          -           -
$11.751      $9.773     $9.710     $7.809      $8.465
$   113      $1,476     $1,407     $  499      $  203

   0.00%       0.00%      0.00%       N/A         N/A

   0.75%       0.75%      0.75%      0.75%       0.75%(e)
  20.10%       0.49%     24.10%     -7.90%     -15.42%

                  ALGER AMERICAN GROWTH
---------------------------------------------------------
                 Years Ended December 31,
    2005        2004       2003       2002        2001
-----------  ---------- ---------- ----------  ----------
   1,549       1,920      2,201      2,319       2,721
       4           4          4          5           5
$ 27.367      $4.611    $23.504    $17.521     $26.344
$ 42,488      $47,360   $51,836    $40,713     $71,820

    0.23%       0.00%      0.00%       N/A         N/A

    0.75%       0.75%      0.75%      0.75%       0.75%
   11.15%       4.64%     34.04%    -33.54%     -12.52%

                                   VA SAI-21

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Separate Account of USAA Life Insurance Company (comprised of the USAA Life Growth and Income, the USAA Life Aggressive Growth, the USAA Life World Growth, the USAA Life Diversified Assets, the USAA Life Income, the Vanguard Diversified Value, the Vanguard Equity Index, the Vanguard Mid-Cap Index, the Vanguard Small Company Growth, the Vanguard International, the Vanguard REIT Index, the Vanguard High Yield Bond, the Vanguard Money Market, the Fidelity VIP Contrafund(R), the Fidelity VIP Equity-Income, the Fidelity VIP Dynamic Capital Appreciation, the Scudder Capital Growth, and the Alger American Growth fund accounts) (the "Separate Account") as of December 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2003, were audited by other auditors whose report, dated February 20, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

                                      VA SAI-22

In our opinion, the 2005 and 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                           /S/ ERNST & YOUNG LLP
San Antonio, Texas
March 13, 2006

                                   VA SAI-23

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company:


We have audited the financial highlights presented in note 5 for each of the years in the three-year period ended December 31, 2003, for the 18 variable fund accounts available within the Separate Account of USAA Life Insurance Company:
USAA Life Growth and Income, USAA Life Aggressive Growth, USAA Life World Growth, USAA Life Diversified Assets, USAA Life Income, Vanguard Diversified Value Portfolio, Vanguard Equity Index Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard International Portfolio, Vanguard REIT Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Money Market Portfolio, Fidelity VIP II Contrafund(R) Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Dynamic Cap Appreciation Portfolio, Scudder Capital Growth Portfolio, and Alger American Growth Portfolio. The financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts in the financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial highlights referred to above present fairly, in all material respects, the financial highlights within the Separate Account of USAA Life Insurance Company for each of the years in the three-year period ended December 31, 2003, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ KPMG LLP


San Antonio, Texas
February 20, 2004

                                   VA SAI-24


                     USAA LIFE INSURANCE COMPANY
                           AND SUBSIDIARIES
                     Consolidated Balance Sheets
                      December 31, 2005 and 2004
              (Dollars in Thousands, Except Share Data)


Assets                                                     2005          2004
Investments:
 Debt securities, at fair value
   (cost $9,180,825 and $8,775,072, respectively)     $ 9,330,884    9,132,806
 Equity securities, at fair value
   (cost $5,502 and $5,587, respectively)                   5,491        5,887
 Investment in affiliated real estate investment trust     42,248       33,666
 Mortgage loans                                             1,413        1,694
 Policy loans                                             137,531      133,482
   Total investments                                    9,517,567    9,307,535

Cash and cash equivalents                                 146,526     126,348
Premium balances receivable                                 6,105       5,344
Accounts receivable - affiliates                                -           3
Furniture and equipment                                     5,790       1,041
Securities lending collateral                             475,935     586,481
Accrued investment income                                 112,214     108,732
Deferred policy acquisition costs                         340,248     328,202
Deferred tax                                              143,494     134,964
Reinsurance recoverable                                 1,033,669     942,713
Other assets                                               31,661      26,557
Separate account assets                                   401,943     387,701
        Total assets                                 $ 12,215,152  11,955,621

Liabilities
Insurance reserves                                   $  2,251,413   1,999,825
Funds on deposit                                        7,740,431   7,711,431
Accounts payable and accrued expenses                      47,705      58,209
Accounts payable - affiliates                              34,801      30,398
Securities lending payable                                475,935     586,481
Other liabilities                                         162,888     158,749
Separate account liabilities                              401,943     387,701
        Total liabilities                              11,115,116  10,932,794

Stockholders' Equity
Preferred capital stock, $100 par value; 1,200,000 shares
    authorized; 800,000 shares issued and outstanding 80,000 80,000 Common capital stock, $100 par value; 30,000 shares
    authorized; 25,000 shares issued and outstanding        2,500       2,500
Additional paid-in capital                                 51,408      51,408
Accumulated other comprehensive income                      7,906      27,487
Retained earnings                                         958,222     861,432
        Total stockholders' equity                      1,100,036   1,022,827

        Total liabilities and stockholders' equity     12,215,152  11,955,621

See accompanying notes to consolidated financial statements.

                                   VA SAI-25

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                        Consolidated Statements of Income
                  Years ended December 31, 2005, 2004, and 2003
                             (Dollars in Thousands)

                                       2005            2004            2003

Revenues
Premiums                         $   506,697         488,747         488,329
Investment income, net               540,453         506,379         475,822
Fees, sales, and loan income          16,728          18,103          21,697
Net realized investment gains            496           1,924           3,290
Commissions and expense allowane
  on reinsurance ceded                82,810          86,482          75,991
Considerations for supplementary
  contracts with life contingencies   30,064          35,481          16,124
Other revenues                         8,025           8,695           3,632

  Total revenues                   1,185,273       1,145,811       1,084,885

Benefits and expenses
Losses, benefits, and settlement
  expenses                           720,307         666,353         638,577
Policy acquisition costs              27,281          44,351          30,763
Dividends to policyholders            44,508          44,620          47,501
Other operating expenses             162,489         176,189         173,170

 Total benefits and expenses         954,585         931,513         890,011

 Income before income taxes          230,688         214,298         194,874

Income tax expense (benefit):
    Federal:
       Current                        76,758          95,928         121,116
       Deferred                        2,609         (20,442)        (55,325)
          Total federal               79,367          75,486          65,791
    State tax expense                  2,108           1,614           2,298
          Total income tax            81,475          77,100          68,089
                  Net incom   $      149,213         137,198         126,785

See accompanying notes to consolidated financial statements.

                                   VA SAI-26

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 Consolidated Statements of Stockholders' Equity
                  Years Ended December 31, 2005, 2004, and 2003
                             (Dollars in Thousands)

                                       2005            2004           2003

Capital
Preferred capital stock        $      80,000         80,000         80,000
Common capital stock                   2,500          2,500          2,500
Additional paid-in capital            51,408         51,408         51,408

        End of year                  133,908        133,908        133,908

Accumulated other comprehensive income,
  net of tax
Beginning of year                     27,487         51,242         48,474
Net unrealized gains and losses on
  available-for-sale securities,
  net of reclassification adjustments(19,581)       (23,755)         2,768

  End of year                          7,906         27,487         51,242

Retained earnings
Beginning of year                    861,432        776,037        702,155
Net income                           149,213        137,198        126,785
Dividends to stockholders            (52,423)       (51,803)       (52,903)

   End of year                       958,222        861,432        776,037

   Total stockholders' equity  $   1,100,036      1,022,827        961,187

Summary of comprehensive income
Net income                     $     149,213        137,198        126,785
Other comprehensive income,
   net of taxes                      (19,581)       (23,755)         2,768
Total comprehensive income     $     129,632        113,443        129,553

See accompanying notes to consolidated financial statements.

                                   VA SAI-27

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2005, 2004, and 2003
                             (Dollars in Thousands)

                                                              2005             2004           2003
Cash flows from operating activities:
Net income                                          $       149,213         137,198        126,785
Adjustments to reconcile net income to net
cash provided by operating activities:
  Net realized investment gains                                (496)         (1,924)        (3,290)
  Interest credited on policyholder deposits                337,524         315,581        299,328
  (Increase) decrease in deferred policy acquisition cost   (12,046)         11,078         (7,572)
  Depreciation and amortization                               4,064           9,842         12,963
  Deferred income tax expense (benefit)                       2,609         (20,442)       (55,325)
  (Increase) decrease in premium balances receivable           (761)              3           (457)
  (Increase) decrease in accounts receivable-affiliate            3              (3)           204
  (Increase) decrease in accrued investment income           (3,482)         (5,780)         3,737
  Increase in reinsurance recoverable and other assets      (99,171)       (127,678)      (144,097)
  Increase in insurance reserves                            252,260         226,458        212,677
  Increase (decrease) in accounts payable and
      accrued expense                                       (28,694)         13,114         (3,040)
  Increase (decrease) in accounts payable-affiliate           4,403          (1,213)        10,511
  Increase in other liabilities                              20,468          43,416          4,286
  Other                                                      (5,231)          3,352          5,135
     Net cash provided by operating activities              620,663         603,002        461,845

Cash flows from investing activities:
    Proceeds from sales and maturities of
        available-for-sale securities                     1,286,598       1,688,824      1,917,098
    Proceeds from principal collections on investments      344,741         213,294      1,223,139
    Purchases of available-for-sale securities           (2,047,705)     (2,476,959)    (3,856,802)
    Issuance of mortgage loans                                 (532)           (248)          (629)
            Net cash used in investing activities          (416,898)       (575,089)      (717,194)

Cash flows from financing activities:
    Deposits to funds on deposit                            371,409         393,737        533,932
    Withdrawals from funds on deposit                      (502,573)       (300,034)      (248,186)
    Dividends to stockholders                              m(52,423)        (51,803)       (52,903)
 Net cash provided by (used in) financing activities       (183,587)         41,900        232,843

        Net increase (decrease) in cash and cash
            equivalents                                      20,178          69,813        (22,506)
        Cash and cash equivalents at beginning of year      126,348          56,535         79,041
        Cash and cash equivalents at end of year         $  146,526         126,348         56,535

See accompanying notes to consolidated financial statements.

                                   VA SAI-28

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                           DECEMBER 31, 2005 AND 2004

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) NATURE OF OPERATIONS

USAA Life Insurance Company (Life Company) is an indirect, wholly owned subsidiary of United Services Automobile Association (USAA). Life Company markets individual life insurance policies, annuity contracts, and individual accident and health policies to individuals eligible for membership in USAA. Life Company is licensed to do business in the District of Columbia and in all states, with the exception of New York. Life Company has a subsidiary company, USAA Life Insurance Company of New York (Life of New York), licensed to sell life and annuity contracts in that state. Life Company's other subsidiary business, USAA Life General Agency, Inc. (LGA), offers additional products of other insurance companies requested by USAA membership that are not sold by Life Company.

(b) BASIS OF PRESENTATION

The preparation of these consolidated financial statements conform to accounting principles generally accepted in the United State of America (GAAP), which differs from the statutory basis of accounting followed in reporting to insurance regulatory authorities. The consolidated financial statements include the accounts of Life Company and its subsidiaries (collectively, the Company). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications of prior year amounts have been made to conform with the current year presentation.

The following is a description of the more significant accounting policies that the Company follows in preparing and presenting its consolidated financial statements.

(c) INVESTMENTS

All debt securities, including bonds, mortgage-backed securities, and redeemable preferred stocks are classified as available-for-sale and are carried at fair value with unrealized gains or losses (net of related deferred income taxes, certain insurance reserves, and deferred policy acquisition costs) reflected in stockholders' equity.

Debt securities, at amortized cost of approximately $160,089, and $161,373 were on deposit with various state governmental agencies at December 31, 2005 and 2004, respectively.

Mortgage-backed securities represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities. Prepayment

                                   VA SAI-29

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

assumptions for mortgage-backed securities are obtained from a third party pricing service and are based on dealer surveys.

All equity securities, which include non-redeemable preferred stocks, are classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and certain insurance reserves) reflected in stockholders' equity.

Mortgage loans and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.80% to 8.98% at December 31, 2005. Interest is recognized over the lives of the notes using the interest method. Mortgage loans are collateralized by shares in the One Towers Park Lane Cooperative Company.

The Company's investment in an affiliated Real Estate Investment Trust (REIT) is carried at its underlying equity.

Principal or interest payments on debt securities or loans are determined to be uncollectible when they are 90 days past due, and the amounts determined to be uncollectible are written off through the Statement of Income. Interest is not accrued on debt securities or loans for which principal or interest payments are determined to be uncollectible.

Realized gains and losses are included in net income based upon specific identification of the investment sold. The Company periodically reviews the value of debt and equity securities for other-than-temporary impairment. If a decline in the fair value of an individual security is deemed to be other-than-temporary, the difference between carrying value and fair value is charged to income as a realized investment loss. Amortization of bond premium or discount is calculated using the scientific (constant yield) interest method.

(d) CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of short-term highly liquid marketable securities with original maturities of less than three months at the time of purchase. At December 31, 2005 and 2004, cash includes $394 and $10, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

(e) FEDERAL INCOME TAXES

Life Company and its subsidiaries are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate subsidiaries of USAA based upon a tax allocation agreement, whereby subsidiaries receive a current benefit to the extent their losses are utilized by the consolidated group. Separate subsidiary current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income adjusted for any consolidated benefits allocated to the subsidiaries.

Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

                                   VA SAI-30

                          USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(f) FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value estimates of the Company's financial instruments are made at a point in time, based on relevant market information and information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale, at any one point in time, the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the estimates.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations. The period for amortization for traditional life is 10 to 30 years but not to exceed the life of the policy; for health, the amortization period is 20 to 30 years.

Acquisition costs for universal life and annuity policies are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality, and expense margins. The amortization period for universal life policy deferred acquisition costs is 20 years. The amortization period for annuities deferred acquisition costs is either 20 or 30 years.

Deferred policy acquisition costs are reviewed by line of business to determine that the unamortized portion does not exceed the present value of anticipated gross profits or the sum of the present value of expected gross premiums and the reserves held, less the present value of expected future benefits.

In 2004, it was determined that the present value of anticipated gross profits exceeded the unamortized portion of the deferred policy acquisition costs for the variable line of business. This resulted in the accelerated amortization of $13.3 million of deferred policy acquisition costs. No significant changes in amortization was required in 2005 or 2003.

The Company accounts for the 1% "bonus interest" payments on certain deferred annuity contracts as sales inducements by recording them as a distinct and separate asset. The Company defers and amortizes these sales inducements in proportion to estimated gross profit. The cost deferred as of December 31, 2005 and 2004 was $1,376 and $2,615, respectively. The unamortized balance was $3,904 and $2,615 as of December 31, 2005 and 2004, respectively.

(h) INSURANCE RESERVES

Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Payout annuities without life contingencies, deferred annuity, and universal life products are classified as funds on deposit. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. Payout annuity reserves are computed by discounting future payments at rates based on the interest used to calculate payments on each individual contract and mortality. These assumptions vary by such characteristics as plan, year of issue, policy duration, and date of receipt of funds, and may include provisions for adverse deviation.

                                   VA SAI-31

                          USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(i) FUNDS ON DEPOSIT

Funds on deposit are primarily liabilities for universal life policies, payout annuities without life contingencies and deferred annuities. The liabilities for universal life policies and deferred annuities are determined utilizing the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges. The liabilities for payout of annuities without life contingencies are determined utilizing the "prospective" method discounting future guaranteed payments at the interest rate used to determine contract benefits.

(j) CLAIMS EXPENSE

Contract claims include an amount determined from individual case estimates and loss reports and an amount, based on past experience, for losses incurred but not reported. Such liabilities are based on assumptions and estimates. While management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period determined.

(k) INSURANCE REVENUES AND EXPENSES

Premiums on traditional life insurance products and accident and health contracts are recognized as revenues as they become due. Benefits and expenses are matched with premiums in determining net income through the holding of reserves that provide for policy benefits and amortization of acquisition costs over the lives of the policies. Universal life policy and deferred annuity contract revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies and contracts include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits including surrender charges, investment, mortality, and expense margins.

(l) PARTICIPATING BUSINESS

Certain life insurance policies contain dividend payment provisions, which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 3%, 3%, and 4% of the total life insurance in force at December 31, 2005, 2004, and 2003, respectively.

Participating policies accounted for 13%, 12%, and 13% of the premium income in 2005, 2004, and 2003, respectively. The provision for policyholders' dividends is based on benefit reserves and a future dividend liability based on the current dividend scales.

For all participating policies issued after December 31, 1983, the Company guarantees to pay dividends in aggregate in the total amount of $19,530 in 2006. Dividends paid to participating policyholders were $44,828, $45,871, and $49,809 in 2005, 2004, and 2003, respectively.

Income attributable to participating policies in excess of policyholder dividends is restricted by several states for the benefit of participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

                                   VA SAI-32

                          USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(m) REINSURANCE

Prospective reinsurance premiums, losses and loss adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contract. The Company continually monitors the financial condition of reinsurers.

(n) SEPARATE ACCOUNTS

Separate account assets and liabilities consist principally of variable universal life and variable annuities representing funds that the Company administers and invests to meet specific investment objectives of the contract holders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company's other business activities. Net investment income and net realized and unrealized investment gains and losses generally accrue directly to such contract holders who bear the investment risk. Accordingly, the Company does not include these investment results in its revenues. Separate accounts are reported at fair value.

(o) ACCOUNTING STANDARDS ADOPTED

Effective January 1, 2003, the Company adopted the provisions of Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." The Standard addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force (EITF) Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This Standard requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred. A liability is incurred when the definition of a liability in FASB Concepts Statement No. 6, "Elements of Financial Statements," is met. The implementation of SFAS No. 146 did not have a material impact on the Company's consolidated financial statements.

Effective June 1, 2003, the Company adopted the provisions of FASB SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," except for the provisions related to mandatorily redeemable financial instruments, which were deferred by FASB Staff Position 150-3 for certain nonpublic entities. Generally, the Standard requires that an issuer classify a financial instrument that is within the scope of this Standard as a liability. Many of those instruments would have previously been classified as equity. The implementation of SFAS No. 150 did not have a material impact on the Company's consolidated financial statements.

Effective July 1, 2003, the Company adopted the provisions of FASB SFAS No. 149, "Amendment of Statement 133, Accounting for Derivative Instruments and Hedging Activities." The Standard amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The implementation of SFAS No. 149 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2004, the Company adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" (FIN 46R). The objective of FIN 46R is

                                   VA SAI-33

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

to improve financial reporting bycompanies involved with variable interest entities. This new model for consolidation applies to an entity in which either
(1) the powers or rights of the equity holders do not give them sufficient decision-making powers or (2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. FIN 46R requires a variable interest entity to be consolidated by the company that is subject to a majority of the risk of loss from the variable interest entity's activities or that is entitled to receive a majority of the entity's residual returns or both. For nonpublic entities, the consolidation requirements of FIN 46R applied immediately to variable interest entities created after December 31, 2003. A nonpublic entity was required to apply FIN 46R to all entities that are subject to this interpretation by the beginning of the first annual period beginning after December 15, 2004. The implementation of FIN 46R did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2004, the Company adopted the provisions of American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-01 changes the accounting for separate accounts and sales inducements and changes the liability model by expanding the definition of "account balance" and addressing annuitization guarantees and minimum guaranteed death benefits. The implementation of SOP 03-1 did not have a material effect on the Company's consolidated financial statements.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," (EITF 03-1), which provides additional guidance in determining whether investment securities have an impairment that should be considered other-than-temporary. On September 15, 2004, the FASB issued proposed FASB Staff Position (FSP) EITF Issue 03-1-a to address the application of the EITF 03-1 to debt securities that are affected by interest rate and/or sector-spread changes only. On September 30, 2004, the FASB issued FSP EITF Issue 03-1-1, which delayed the effective date of certain paragraphs of the EITF 03-1. On November 3, 2005, FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," (FSP 115-1) was issued. FSP 115-1 nullifies certain requirements of EITF 03-1 and supersedes EITF Topic D-44, "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 clarifies that investors shall recognize an impairment loss no later than when any impairment is deemed to be other than temporary, even if a decision to sell the investment has not been made. FSP 115-1 guidance also states that entities should recognize other-than-temporary impairments by applying pertinent other-than-temporary guidance. FSP 115-1 is effective for reporting periods beginning after December 15, 2005. The implementation of FSP 115-1 is not expected to have a material impact on the Company's consolidated financial statements.

                                   VA SAI-34

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(2)  INVESTMENTS

The amortized cost, fair value, and carrying value of investments in debt and equity securities classified as available-for-sale as of December 31, 2005 were as follows:

                                                                  Available-for-Sale
                                                    Gross          Gross
                                    Amortized     Unrealized     Unrealized        Fair         Carrying
                                       Cost          Gains         Losses         Value           Value
                                    -----------   ------------   ------------   -----------    ----------
DEBT SECURITIES
U.S. Government and agencies     $     10,898            592           (81)        11,408        11,408
States and political
subdivisions                          293,200         12,452        (2,326)       303,327       303,327
Foreign governments                    40,000            249          (198)        40,051        40,051
Corporate securities                5,958,065        193,181       (55,397)     6,095,849     6,095,849
Mortgage-backed securities          2,425,960         29,859       (36,100)     2,419,719     2,419,719
Redeemable preferred stock            452,702         10,585        (2,757)       460,530       460,530
                                   -----------   ------------   ------------   -----------    ----------
         Total debt securities   $  9,180,825        246,918       (96,859)     9,330,884     9,330,884
                                   ===========   ============   ============   ===========    ==========
EQUITY SECURITIES
Non-redeemable preferred stock   $      5,502              -           (11)         5,491         5,491
                                   -----------   ------------   ------------   -----------    ----------
  Total equity securities        $      5,502              -           (11)         5,491         5,491
                                   ===========   ============   ============   ===========    ==========

The amortized cost, fair value, and carrying value of investments in debt and equity securities classified as available-for-sale as of December 31, 2004 were as follows:

                                                             Available-for-Sale

                                                    Gross          Gross
                                   Amortized     Unrealized     Unrealized       Fair        Carrying
                                     Cost           Gains         Losses         Value        Value
                                  ------------   ------------   ------------   ----------   -----------
  DEBT SECURITIES
  U.S. Government and agencies  $     19,646            700           (34)       20,312        20,312
  States and political
  subdivisions                       289,271         11,865        (1,508)      299,628       299,628
  Foreign governments                 40,000            247           (83)       40,164        40,164
  Corporate securities             2,170,269         55,788       (10,009)    2,216,048     2,216,048
  Mortgage-backed securitie        5,893,316        317,544       (27,987)    6,182,873     6,182,873
  Redeemable preferred stoc          362,570         12,359        (1,148)      373,781       373,781
                                  ------------   ------------   ------------   ----------   -----------
      Total debt securities     $  8,775,072        398,503       (40,769)    9,132,806     9,132,806
                                  ============   ============   ============   ==========   ===========

  EQUITY SECURITIES
  Non-redeemable preferred stock       5,587            300              -        5,887         5,887
                                  ------------   ------------   ------------   ----------   -----------
  Total Equity Securities              5,587            300              -        5,887         5,887
                                  ============   ============   ============   ==========   ===========

                                   SA VAI-35

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.

                                               Available-for-Sale
                                        -----------------------------
                                             Amortized         Fair
                                                Cost           Value
                                          ------------    -----------
 Due in one year or less                $     308,954        308,355
 Due after one year through five years      1,740,463      1,769,808
 Due after five years through ten year      2,379,101      2,410,707
 Due after ten years                        2,326,347      2,422,295
                                          ------------    -----------
                                            6,754,865      6,911,165
 Mortgage-backed securities                 2,425,960      2,419,719
                                          ------------    -----------
                                        $   9,180,825      9,330,884
                                          ============    ===========

Proceeds from sales of available-for-sale debt securities, including collections on mortgage-backed securities, during 2005, 2004, and 2003 were $616,351, $762,119 and $2,563,775, respectively. Gross gains and losses of $13,121 and $7,937, respectively, for 2005, $37,815 and $1,165, respectively, for 2004, and $110,588 and $9,299, respectively, for 2003 were realized on those sales.

Proceeds from sales of equity securities during 2005, 2004, and 2003 were $0, $430,845, and $575,712, respectively. Gross gains and losses of $0 and $0, respectively, for 2005, $8,023 and $11,068, respectively, for 2004, and $21,178 and $9, respectively, for 2003 were realized on those sales.

The Company has excluded certain realized and unrealized capital gains and losses from surplus by establishing a policyholder liability. Net realized capital gains of $5,233, $37,693, and $119,168 for 2005, 2004, and 2003,
respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains and an offsetting amount was reflected in insurance reserves or funds on deposit. At December 31, 2005 and 2004, net unrealized investment gains of $137,904 and $315,904, respectively, were allocated to insurance reserves and funds on deposit for participating life insurance policies and interest sensitive contracts.

Gross investment income during 2005, 2004, and 2003 was $545,457, $511,156, and $481,270, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $5,004, $4,777, and $5,448 for 2005, 2004, and 2003, respectively.

                                   VA SAI-36

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Sources of net investment income were as follows:
                                       2005            2004           2003
                                   -----------     -----------    ------------

Debt securities                  $    495,203         464,759         444,329
Equity securities                         819           1,854           4,743
Investment in affiliated real estate
  investment trust                      4,911           2,638           2,245

Mortgage loans                             83             111             114
Policy loans                            8,023           7,906           8,102
Cash, cash equivalents and
  short-term investments                2,178           1,858           1,782
Aggregate write-ins for investment
  income                               34,240          32,030          19,955
                                   -----------     -----------    ------------
  Total gross investment income       545,457         511,156         481,270
Investment expense                     (5,004)         (4,777)         (5,448)
                                   -----------     -----------    ------------
  Net investment income          $    540,453         506,379         475,822
                                   ===========     ===========    ============

Life Company engages in securities lending, whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Life Company maintains full ownership rights to the securities loaned and, accordingly, the loaned securities are classified as investments. Initial collateral is required at a rate of 102% of the fair value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Life Company's guidelines to generate additional income. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. The securities lending collateral and the corresponding securities lending payable are reported on the consolidated balance sheets as assets and liabilities. Under the terms of a liquidity loan program, Life Company may request funds from the securities lending program for use in operations. No funds were borrowed under the liquidity program in 2005 or 2004. The fair value of loaned debt securities at December 31, 2005 and 2004 were $462,459 and $573,211, respectively.

Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005 are as follows:


                                     Less than 12 months            12 months or more                  Total
                                  --------------------------    -------------------------    -------------------------
                                     Fair                          Fair                         Fair
                                                 Unrealized                   Unrealized                   Unrealized
     Description of
    securities                       Value         Losses         Value         Losses         Value         Losses
                                  -----------    -----------    ----------    -----------    ----------    -----------
     U.S. Treasury Securities
        and obligations of
        U.S  Government
        corporations and
        agencies              $        4,900           (78)         1,503            (3)         6,403           (81)
     Corporate and other
        securities                 2,596,032       (43,159)     1,771,780       (53,630)     4,367,812       (96,789)
                                  -----------    -----------    ----------    -----------    ----------    -----------
     Total temporarily
         impaired
    securities                $    2,600,932       (43,237)     1,773,283       (53,633)     4,374,215       (96,870)
                                  ===========    ===========    ==========    ===========    ==========    ===========


                                   VA SAI-37

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 are as follows:

                                       Less than 12 months           12 months or more                  Total
                                   -------------------------    -------------------------    -------------------------
                                      Fair                         Fair                         Fair
                                                 Unrealized                   Unrealized                   Unrealized
 Description of securities           Value         Losses         Value         Losses         Value         Losses
                                   ----------    -----------    ----------    -----------    ----------    -----------
U.S. Treasury Securities
   and obligations of
  U.S Government
   corporations and
   agencies                    $      12,116           (34)         -             -             12,116           (34)
Corporate and other
   securities                      1,230,843       (14,418)     1,171,824       (26,317)     2,402,667       (40,735)
                                   ----------    -----------    ----------    -----------    ----------    -----------
Total temporarily
   impaired securities         $   1,242,959       (14,452)     1,171,824       (26,317)     2,414,783       (40,769)
                                   ==========    ===========    ==========    ===========    ==========    ===========

The Company monitors its debt investment securities for other-than-temporary impairment when the fair value of the security has declined below amortized cost. The evaluation for potential impairment is performed on an individual basis based upon the facts and circumstances of that security and the probability of recovery. If it is determined that the decline is other-than-temporary, the security is written down to its fair value and an impairment charge is recorded to the statement of income. Generally, all securities in an unrealized loss position at December 31, 2005 are a result of market interest rates. At December 31, 2005, all unrealized losses on investment securities are considered temporary. Although the Company has the positive intent and ability to hold any securities in an unrealized loss position to anticipated recovery, management may sell a security in response to unanticipated asset liability matching needs, significant market movements, or changes in business plans.

(3)  FEDERAL INCOME TAX

The expected statutory Federal income tax amounts for the years ended December 31, 2005, 2004, and 2003 differ from the actual tax amounts as follows:

                                              2005         2004          2003
                                           ---------    ---------     ---------
 Income before income taxes             $   230,688      214,298       194,874
 Less:  State tax expense                     2,108        1,614         2,298
                                           ---------    ---------     ---------
 Income before federal income taxes         228,580      212,684       192,576
                                           =========    =========     =========
 Federal income tax expense at 35%
   statutory rate                       $    80,003       74,439        67,401
 Increase (decrease) in tax resulting from:
    Dividends received deductions              (499)        (800)         (727)
    Tax credits                                 (39)         (39)          (43)
    Other, net                                  (98)       1,886          (840)
                                           ---------    ---------     ---------
 Federal income tax expense              $    79,367       75,486        65,791
                                           =========    =========     =========

Deferred income tax expense or benefit for the years ended December 31, 2005, 2004, and 2003 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

                                   VA SAI-38

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:
                                                     2005          2004
                                                 -----------    ----------
Deferred tax assets:
  Insurance reserves                         $     172,100       201,962
  Investments                                       34,514             -
  Accounts payable and accrued expenses              3,455         3,649
  Policyholder dividends                             9,969         6,791
  Depreciable assets                                     -           424
  Other, net                                         5,313         5,659
                                                 -----------    ----------
Total gross deferred tax assets                    225,351       218,485
                                                 -----------    ----------
Deferred tax liabilities:
  Investments                                            -        (7,792)
  Deferred policy acquisition costs                (41,436)      (41,665)
  Unearned Premiums                                (26,093)      (11,691)
  Depreciable assets                                  (696)            -
  Pension                                           (9,374)       (7,629)
                                                 -----------    ----------
Total gross deferred tax liabilities               (77,599)      (68,777)
                                                 -----------    ----------
Net deferred tax asset before
      unrealized gain on investments               147,752       149,708
Deferred tax liability on net
      unrealized gain on investments                (4,258)      (14,744)
                                                 -----------    ----------
      Net deferred tax asset                 $     143,494       134,964
                                                 ===========    ==========

Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

At December 31, 2005 and 2004, other liabilities includes federal income tax payable of $5,346 and $23,536, respectively.

Aggregate cash payments to USAA for income taxes were $88,470, $80,157, and $111,935 for Life Company, and $6,478, $5,133, and $6,907 for its subsidiaries during the years ended December 31, 2005, 2004, and 2003, respectively.

                                   VA SAI-39

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Detailed tax amounts for items of total comprehensive income changes in equity are as follows:

                                                       Before-         Tax
                                                         Tax        (Expense)       Net-of-Tax
                                                       Amount       or Benefit        Amount
                                                     ----------    -----------     -----------

FOR THE YEAR ENDED DECEMBER 31, 2005
Net unrealized gains (losses) on securities:
 Unrealized holding losses arising during year   $    (37,569)        13,104         (24,465)
 Less reclassification adjustment for gains
  realized in income                                    7,502         (2,618)          4,884
                                                     ----------    -----------     -----------
Net unrealized losses from securities                 (30,067)        10,486         (19,581)
                                                     ----------    -----------     -----------
Other changes in comprehensive income            $    (30,067)        10,486         (19,581)
                                                     ==========    ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2004
Net unrealized gains (losses) on securities:
 Unrealized holding losses arising during year   $    (77,046)        27,043         (50,003)
 Less reclassification adjustment for gains
 realized in income                                    40,445        (14,197)        26,248
                                                    ----------    -----------     -----------
Net unrealized losses from securities                 (36,601)        12,846         (23,755)
                                                    ----------    -----------     -----------
Other changes in comprehensive income            $    (36,601)        12,846         (23,755)
                                                    ==========    ===========     ===========

FOR THE YEAR ENDED DECEMBER 31, 2003
Net unrealized gains (losses) on securities:
 Unrealized holding gains arising during year         127,844        (62,142)         65,702
 Less reclassification adjustment for gains
 realized in income                                  (122,458)        59,524         (62,934)
                                                    ----------    -----------     -----------
Net unrealized gains from securities                    5,386         (2,618)          2,768
                                                    ----------    -----------     -----------
Other changes in comprehensive income            $      5,386         (2,618)          2,768
                                                    ==========    ===========     ===========


                                   VA SAI-40

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2005 and 2004. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                     2005                      2004
                            ------------------------  ------------------------
                              Carrying      Fair        Carrying      Fair
                               Amount       Value        Amount       Value
                             ----------  -----------  -----------  -----------
Financial assets:
 Cash and cash equivalents  $  146,526      146,526      126,348      126,348
 Debt securities             9,330,884    9,330,884    9,132,806    9,132,806
 Equity securities               5,491        5,491        5,887        5,887
 Investment in affiliated
   REIT                         42,248       55,489       33,666       34,619
 Mortgage loans                  1,413        1,181        1,694        1,501
 Policy loans                  137,531      137,531      133,482      133,482
 Premium balances receivable     6,105        6,105        5,344        5,344
 Accounts receivable-affiliates      -            -            3            3
 Securities lending collateral 475,935      475,935      586,481      586,481
 Accrued investment income     112,214      112,214      108,732      108,732
 Separate account assets       401,943      401,943      387,701      387,701
Financial liabilities:
 Deferred annuities and
 annuities without life
 contingencies               5,423,780    5,423,780    5,091,371    5,091,371
 Policyholder dividend
 accumulations                  36,100       36,100       35,752       35,752
 Policy dividends declared
 but unpaid                     24,239       24,239       24,558       24,558
 Accounts payable and
 accrued expenses               47,705       47,705       58,209       58,209
 Accounts payable-affiliates    34,801       34,801       30,398       30,398
 Securities lending payable    475,935      475,935      586,481      586,481
 Separate account
 liabilities                   401,943      401,943      387,701      387,701

All carrying amounts are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations, both of which are included in funds on deposit, and policy dividends declared but unpaid, which are included in other liabilities.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

  Cash and cash equivalents: The fair value approximates the carrying amount because of the short-term nature of these instruments.

  Debt and equity securities: The fair value for these securities is determined using quoted market prices from Interactive Data Corporation or individual brokers.

                                   VA SAI-41

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Investment in affiliated REIT: The fair value of the investment in the affiliated REIT is determined by using the most recent purchase price to value the shares.

Mortgage loans: The fair value of mortgage loans is estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

Policy loans: In the Company's opinion, the carrying value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at the aggregate unpaid balance, and carry interest rates ranging from 4.8% to 7.4% in advance.

Premium balances receivable: The carrying amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

Accounts receivable and payable - affiliates: The carrying value of the accounts receivable and accounts payable for affiliates approximates its fair value because of the short-term nature of the obligations.

Securities lending collateral and securities lending payable: The carrying value of collateral for securities loaned and payable upon return of securities loaned approximates fair value because of the short maturity of the collateral.

Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds; therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, without consideration for applicable surrender charges, if any.

Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is equal to the current accumulated value without anticipation of any applicable surrender charges, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

Policyholder dividend accumulations: The fair value of policyholder dividend accumulations is estimated using the carrying value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

                                   VA SAI-42

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

(5)      BORROWINGS

The Company has no borrowing activity outside of the agreements described in
Note 6 "Transactions with affiliates."

(6)  TRANSACTIONS WITH AFFILIATES

Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. USAA allocates these and other expenses to affiliates for administrative services performed by them. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services for the Company was $130,592, $109,819, and $131,335 for 2005, 2004, and 2003,
respectively.

The Company has an agreement with USAA Investment Management Company (IMCO) regarding the reimbursement of costs for investment services provided. The aggregate amount of the IMCO contracted services was $4,990, $4,751, and $5,535 for 2005, 2004, and 2003, respectively.

Life Company also received premium and annuity considerations from USAA of $18,823, $17,044, and $13,235 during 2005, 2004, and 2003, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group life insurance on USAA employees.

Life Company assumes reinsurance on credit life and disability insurance issued to members of the USAA Federal Savings Bank (USAA FSB) through an arrangement with Assurant Solutions. Total credit life and disability premiums assumed were $12,513, $8,903, and $6,968 during 2005, 2004, and 2003, respectively.

Life Company has executed Board of Directors' resolutions authorizing Life Company to borrow up to $50,000 at any one time on an unsecured basis. These funds are borrowed through intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO), which generally obtain funding in the money and capital markets. Interest rates on borrowings are based upon CAPCO's or FUNDCO's cost of obtaining funds. Life Company had borrowings totaling $6,230, $18,030, and $10,900 during 2005, 2004, and 2003 pursuant to these resolutions and funding agreements. However, there were no borrowings outstanding as of December 31, 2005, 2004, and 2003. The maximum amount outstanding at any one time under such borrowings by Life Company at any time during 2005, 2004, and 2003 was $6,230, $16,030, and $4,200 respectively. The interest associated with these borrowings was $0, $2, and $1 in 2005, 2004, and 2003, respectively.

Life of New York has executed Board of Directors' resolutions authorizing Life of New York to borrow up to five percent of its prior year admitted assets at any one time on an unsecured basis. These funds are borrowed through an intercompany funding agreement with CAPCO, which generally obtains funding in the money and capital markets. Life of New York did not borrow any money pursuant to these resolutions and funding agreements during 2005, 2004, or 2003.

Life Company also has obtained Board of Directors' authority to loan funds through intercompany lending agreements with CAPCO and FUNDCO. Life Company is authorized to loan excess funds under guidelines established with the Texas Department of Insurance. The Company did not loan any funds during 2005, 2004, and 2003.

                                   VA SAI-43

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

The Company purchased securitized notes created by USAA FSB. The notes were purchased on the open market through a third-party broker. The Company had $324,438, $193,682, and $110,722 of securitized notes at carrying value created by USAA FSB at December 31, 2005, 2004, and 2003, respectively.

The Company owned a 27.43% and 22.77% interest in an affiliated REIT from the USAA Real Estate Limited Partnership at a cost of $43,259 and $33,838 on December 31, 2005 and 2004, respectively.

(7)  REINSURANCE

In order to mitigate the risk of concentration, the Company is party to several reinsurance treaties with various reinsurers. Life Company's current policy is to reinsure that portion of any risk in excess of $1,000 with a $250 corridor, on the life of any one individual. In 1997, Life Company entered into certain reinsurance treaties that are based on a first dollar quota-share pool. These agreements have retention amounts varying from 10% to 50% of the risk, up to the normal retention limit and the remaining amount ceded to a pool of reinsurers on a quota-share basis. Once Life Company's retention has been reached, the quota share pool reinsures the remaining risk above Life Company's retention.

The Company cedes Bank Owned Life Insurance (BOLI) business through two reinsurance agreements: Coinsurance and Yearly Renewable Term (YRT). The coinsurance agreement is on a first dollar basis, with the Company retaining 50% of the risk. The YRT reinsures the remaining 50% of the risk so that no mortality risk is retained. Assets are held in trust by the reinsurer in support of the reserves. This trust arrangement reduces the Company's credit risk exposure associated with the reserve liability held on behalf of the Company.

The ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, but the reinsuring company assumes responsibility to reimburse the Company for the related liability.

Life insurance in force in the amounts of $3,972,161 and $4,280,422 are ceded on a yearly renewable term basis and $125,196,889 and $108,940,154 are ceded on a coinsurance basis at December 31, 2005 and 2004, respectively.

Reinsurance amounts recoverable related to insurance reserves, funds on deposit, and paid losses totaled $1,022,923 and $930,820 at December 31, 2005 and 2004, respectively. Premium revenues and interest credited to policyholders were reduced by $236,160, $212,079, and $170,495 for reinsurance premiums ceded during the years ended December 31, 2005, 2004, and 2003, respectively. Losses, benefits and settlement expenses were reduced by $245,976, $197,210, and $163,605 for reinsurance recoverables during the years ended December 31, 2005, 2004, and 2003, respectively.

Life Company assumes business through various assumption agreements, with most of the business assumed on a yearly renewable term basis. Such premium amounts were not significant in 2005, 2004, and 2003.

                                   VA SAI-44

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

The effect of reinsurance on premiums was as follows:

                                           2005          2004           2003
                                        ---------     ----------     ----------
Direct premiums                      $   729,075        690,644        650,076
Reinsurance assumed                       13,782         10,182          8,748
Reinsurance ceded                       (236,160)      (212,079)      (170,495)
                                        ---------     ----------     ----------
Net premiums                         $   506,697        488,747        488,329
                                        =========     ==========     ==========

(8)      DEFERRED POLICY ACQUISITION COSTS AND FUTURE POLICY BENEFITS

Deferred policy acquisitions costs and premiums are summarized below:

                                                           Accident
                                    Life       Annuity    and Health  Total
                               ----------- ----------- ------------- --------
Balance at December 31, 2002   $   241,789      73,627        17,205  332,620
                               ----------- ----------- ------------- --------

  Addition of deferred
   acquisition cost                 28,856       6,336         3,143   38,335
  Amortization of deferred
   acquisition cost                (15,232)    (13,397)       (2,134) (30,763)
  Fair value adjustment               (351)       (561)            -     (912)
                               ----------- -----------  ------------- --------
  Net change                        13,273      (7,622)        1,009    6,660
                               ----------- ------------ ------------- ---------
Balance at December 31, 2003       255,062      66,005        18,213  339,280
                               ----------- -----------  ------------- ---------
 Addition of deferred
    acquisition cost                24,354       3,966         2,338   30,658
 Addition of sales
    inducements                          -       2,615             -    2,615
 Amortization of deferred
    acquisition cost               (25,568)    (16,941)       (1,842) (44,351)
 Amortization of sales
    inducements                          -           -             -        -
 Fair value adjustment                   -           -             -        -
                                ----------- ----------- ------------- ---------
Net change                          (1,214)    (10,360)          496   (11,078)
                                ----------- ----------- ------------- ---------
Balance at December 31, 2004       253,848      55,645        18,709   328,202
                                ----------- ----------- ------------- ---------
Addition of deferred
  acquisition cost                  32,767       3,039         2,124    37,930
Addition of sales
  inducements                            -       1,376             -     1,376
Amortization of deferred
  acquisition cost                 (23,378)     (1,744)       (2,072)  (27,194)
Amortization of sales
  inducements                            -         (87)            -       (87)
Fair value adjustment                   21           -             -        21
                                ----------- ----------- ------------- ---------
Net change                           9,410       2,584            52    12,046
                                ----------- ----------- ------------- ---------
Balance at December 31, 2005   $   263,258      58,229        18,761   340,248
                               =========== =========== =============  =========

                                   VA SAI-45

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

The liabilities for future policy benefits and related insurance in force at December 31, 2005 and 2004 are summarized below:
                                                       Future Policy
                                                          Benefits
                                                 -------------------------
                                                    2005          2004
                                                 ------------  -----------
Life and annuity:
Life                                           $   1,723,900    1,687,172
Annuity                                              450,930      611,953
                                                 ------------  -----------
  Total life and annuity                       $   2,174,830    2,299,125
                                                 ============  ===========
  Accident and health                          $      76,583       81,929
                                                 ============  ===========

                                                     Insurance in Force
                                                 -------------------------
                                                     2005          2004
                                                 ------------  -----------
Life and annuity:
Individual                                     $  69,420,081   64,024,343
Credit life                                        1,930,240    1,245,298
Group                                              3,390,913    2,574,977
                                                ------------  -----------
 Total life and annuity                        $  74,741,234   67,844,618
                                                ============  ===========

Life Insurance and Annuities:

Interest assumptions used in the calculation of future policy benefits for Traditional Life Policies are as follows:

 Participating term                                   2.50% to 9.22%
 Participating permanent                              2.50% to 9.095%
 Non - Participating term                             4.25% to 8.85%
 Non - Participating permanent                        4.75% to 7.03%

Future policy benefits for Payout Annuities use the original interest rates used to determine contract benefits.

Mortality and lapse assumptions are based on the Company's experience.

Health Insurance:

Interest assumptions used for future policy benefits on the health policies are calculated using a level interest rate of 6%.

Reserves for incurred claims and claims adjustment expenses included in accident and health reserves attributable to insured events of prior years has decreased by $4,928 and $7,018 in 2005 and 2004, respectively. These changes are generally the result of ongoing analysis of recent claim development trends. Original estimates are increased or decreased, as additional information becomes known regarding individual claims.

                                   VA SAI-46

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Morbidity for Income Replacement policies for active lives is based on a modified 1985 CIDA (Commissioners Individual Disability Tables A) and for disabled lives is based on the 1985 CIDA. Morbidity for In Hospital Cash policies is based on the 1966-67 Intercompany Experience table.

The Active Life Reserves for Issue Age Standardized Medicare Supplement Plans and Attained Age Standardized Medicare Supplement Plans are valued on a net level basis using 6% interest, and each uses different modifications of 1994 Tillinghast claim costs study.

Termination assumptions are based on Life Company and industry experience.

(9)  CAPITAL STOCK

The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock, 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F issued at $100 par value. The Company has outstanding 200,000 shares of Series G Annually Adjustable Noncumulative Perpetual Preferred Stock at $100 par value. All of the preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A through G preferred stock. The dividend rate for the Series A through F preferred stock is equal to 65% of the cost of the funds for CAPCO on commercial paper having a 180-day maturity on the first business day of each dividend period. The dividend rate for the Series G preferred stock is 6.16% through December 15, 2006 when the rate will reset using the five-year U.S. Treasury rate plus 1.75%. The preferred stock has a liquidation value of $100 per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, Series F, and Series G at par value plus accrued and unpaid dividends. Preferred stock dividends of $2,423, $1,803, and $1,684 were paid in 2005, 2004, and 2003, respectively.

The Company has authorized 30,000 shares of common capital stock, $100 par value, of which 25,000 shares were issued and outstanding at December 31, 2005, 2004, and 2003. Dividends of $50,000, $50,000, and $51,219 were paid in cash on the common stock during 2005, 2004, and 2003, respectively.

(10) UNASSIGNED SURPLUS, DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL
     INFORMATION

The Texas Department of Insurance limits the payment of ordinary dividends to shareholders. The maximum ordinary dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31, less any dividends made within the preceding 12 months. As a result, the Company's ordinary dividend payments to shareholders are limited to approximately $134,000 in 2006. Dividends are paid at the discretion of the Board of Directors.

The Texas Department of Insurance imposes minimum risk-based capital (RBC) requirements on insurance companies that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of a company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Life Company's and Life of New York's current statutory capital and surplus are in excess of the threshold RBC requirements.

                                   VA SAI-47

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)


The Company prepares separate statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of the states of Texas and New York. The Texas Department of Insurance and New York State Insurance Department adopted the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective March 2005, (NAIC SAP) in its entirety, except as provided in Title 28
Part 1 Chapter 7 Subchapter A Rule 7.18, "NAIC Accounting Practices and Procedures Manual" (Rule 7.18) of the Texas Administrative Code and in Regulation 172, "Financial Statement Filings and Accounting Practices and Procedures" (Reg. 172), respectively.

On a statutory accounting basis, the policyholders' surplus and net income of the Company as of and for the year ended December 31 were as follows:

                                    2005              2004               2003
                                    ----              ----               ----
Statutory capital and surplus  $  875,941           787,152            675,285
Statutory net income           $  138,400           134,090            123,207

(11)     BUSINESS SEGMENTS

The significant business segments of the Company are life insurance, annuity products, and health insurance that are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual accident and health policies.




                                   VA SAI-48

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 2005, 2004, and 2003:

                                     2005             2004              2003
                                ------------     ------------      ------------
REVENUES:
Premiums:
     Life                   $       337,925          320,116           326,412
     Annuity                         43,100           40,060            30,421
     Health                         125,672          128,571           131,496
                                ------------     ------------      ------------
                                    506,697          488,747           488,329
                                ------------     ------------      ------------
Investment income, net:
     Life                           187,979          177,289           176,815
     Annuity                        348,888          325,719           295,619
     Health                           3,586            3,371             3,388
                                ------------     ------------      ------------
                                    540,453          506,379           475,822
                                ------------     ------------      ------------
Realized capital gains (losses), net:
     Life                               350             (525)             (231)
     Annuity                            178            2,394             3,521
     Health                             (32)              55                 -
                                ------------     ------------      ------------
                                        496            1,924             3,290
                                ------------     ------------      ------------
Fees, sales, loan income and other revenues:
     Life                            87,165           91,809            75,964
     Annuity                         34,853           39,040            20,030
     Health                          15,609           17,912            21,450
                                ------------     ------------      ------------
                                    137,627          148,761           117,444
                                ------------     ------------      ------------
     Total revenues:        $     1,185,273        1,145,811         1,084,885
                                ============     ============      ============

                                     2005             2004              2003
                                ------------     ------------      ------------
INCOME BEFORE INCOME TAXES:
     Life                   $       131,813          128,538           116,220
     Annuity                         68,410           45,512            42,979
     Health                          30,465           40,248            35,675
                                ------------     ------------      ------------
                            $       230,688          214,298           194,874
                                ============     ============      ============
FEDERAL INCOME TAX EXPENSE:
     Life                   $        45,325           45,285            38,311
     Annuity                         23,523           16,034            15,017
     Health                          10,519           14,167            12,464
                                ------------     ------------      ------------
                            $        79,367           75,486            65,791
                                ============     ============      ============

                                   VA SAI-49

                          USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)


                                     2005             2004              2003
                                ------------     ------------      ------------
TOTAL ASSETS:
     Life                   $     4,905,178        4,918,489         4,715,505
     Annuity                      7,228,305        6,946,248         6,390,588
     Health                          81,669           90,884            89,497
                                ------------     ------------      ------------
                            $    12,215,152       11,955,621        11,195,590
                                ============     ============      ============

(12)   EMPLOYEE BENEFIT PLANS

   (a) PENSION PLAN

Substantially all employees are covered under a defined pension plan administered by USAA, which is accounted for on a group basis. The benefits are determined based on years of service and an employee's final average pay, as defined in the plan, at the date of retirement. The total net pension cost allocated to the Company based on salary expense was $2,375, $3,065, and $2,637 in 2005, 2004, and 2003, respectively. Included in other assets at December 31, 2005, 2004, and 2003 is $25,019, $21,795, and $16,934, respectively, representing the excess of the Company's allocated funding requirements over the net periodic pension cost allocated to the Company. The Company's contributions to the plan during 2005, 2004, and 2003 totaled $5,600, $7,925, and $3,906, respectively.

   (b) POSTRETIREMENT BENEFIT PLAN

Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $2,318, $1,382, and $1,496 in 2005, 2004, and 2003, respectively. Included in other liabilities is $7,131 and $7,175 at December 31, 2005 and 2004, respectively, representing the deficit of the Company's allocated funding requirements over the net periodic postretirement benefit cost allocated to the Company. The Company's contributions to the plan during 2005 and 2004 totaled $2,361 and $4,110, respectively.

   (c) CONTRIBUTORY RETIREMENT PLAN

Substantially all employees of the Company are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. During the first three years of credited service, the Company's contributions are nonvested, and after three years of credited service, the Company's contributions become fully vested. In 2005, 2004, and 2003, the Company's contributions to the plan totaled $2,040, $2,244, and $2,410, respectively.

(13) SEPARATE ACCOUNTS

The Separate Account of USAA Life Insurance Company and the Life Insurance Separate Account of USAA Life Insurance Company (Separate Accounts) are segregated asset accounts established under Texas law through which Life Company invests the premium payments received from contract owners and policy owners, respectively. The Separate Accounts included seed money of Life

                                   VA SAI-50

                          USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                    (Dollars in Thousands, Except Share Data)

Company in the amount of $0, $0, and $8,509 as of December 31, 2005, 2004, and 2003. The Separate Accounts repaid the seed money to Life Company during 2004. The assets of the Separate Accounts are the property of Life Company. However, only the assets of the Separate Accounts in excess of the reserves, and other contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business Life Company may conduct. In accordance with the contracts and policies, income, gains and losses, whether or not realized, are credited to, or charged against the Separate Accounts and excluded from Life Company. Life Company's obligations arising under the contracts and policies are general corporate obligations.

Each Separate Account currently is divided into eighteen variable fund accounts, each of which invests in a corresponding fund. The funds that are available under this contract or policy include five funds of the USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Series I, the Growth Portfolio of the Alger American Funds, three funds of the Fidelity VIP portfolio, and eight funds of the Vanguard Variable Insurance Fund. The accumulated unit value of the contract or policy in a variable fund account will vary, primarily based on the investment experience of the Fund in whose shares the variable funds account invest. The value of the funds' securities is carried at fair value.

Life Company incurs mortality expenses on behalf of the Separate Accounts' contract holders and policy owners. Life Company also incurs administrative expenses on behalf of contract and policy owners. Life Company collects fees for these expenses from both contract holders and policy owners at set amounts. In addition, Life Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreement. Life Company, out of its general account, has agreed to pay directly, or reimburse the Trust, for Trust expenses exceeding established limits. Such reimbursements were not significant in 2005, 2004, and 2003.

The Company does not index or guarantee any of the Separate Account performance. There is a guaranteed minimum death benefit on the Company's variable annuity products. This benefit returns the greater of the account balance or the accumulated premiums net of withdrawals upon the annuitant's death. The Company's variable universal life products carry a death benefit guaranteeing that the Company will not lapse a contract whose fund values are insufficient to cover monthly charges if the policyholder has paid their target premiums. This guarantee is in effect only until the fifth policy anniversary. These guarantees are deemed immaterial to the Company. The Separate Account balances subject to these benefits total $400,722 and $386,815 as of December 31, 2005 and 2004, respectively. In addition to these death benefits, the Company also has contracts in annuity payout mode on which the Company guarantees to make payments for the lifetime of the annuitant. The reserves for these guaranteed payments are estimated to total $1,221 and $886 as of December 31, 2005 and 2004, respectively.

(14)   COMMITMENTS AND CONTINGENCIES

The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policy holders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

There are currently several insurance companies that have substantial amounts of life, annuity and

                                   VA SAI-51

                           USAA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                    (Dollars in Thousands, Except Share Data)


health business in the process of liquidation or rehabilitation. The Company paid $300, $78, and $37 to various state guaranty associations during the years ended December 31, 2005, 2004, and 2003,respectively. The Company accrues its best estimate for known insolvencies. At December 31, 2005, 2004, and 2003, other liabilities include $7,743, $7,861 and $8,070, respectively, related to estimated assessments.

The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

                                   VA SAI-52

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
USAA Life Insurance Company

We have audited the accompanying consolidated balance sheets of USAA Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The consolidated statement of income, stockholders' equity and cash flows for the year ended December 31, 2003 were audited by other auditors, whose report dated February 20, 2004 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2005 and 2004 financial statements referred to above present fairly, in all material respects, the consolidated financial position of USAA Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2006

                                   VA SAI-53

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors
USAA LIFE INSURANCE COMPANY:


We have audited the accompanying consolidated statements of income, stockholders' equity, and cash flows of USAA LIFE INSURANCE COMPANY and subsidiaries for the year ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of USAA LIFE INSURANCE COMPANY and subsidiaries for the year ended December 31, 2003 in conformity with U.S. generally accepted accounting principles.


                                                    /s/ KPMG LLP


San Antonio, Texas
February 20, 2004

                                    VA SAI-53

PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

   1. Part A of the Registration Statement. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 1996 through December 31,2005, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995).

   2. Part B of the Registration Statement.

      (a) The most recent audited financial statements of the Separate Account as of December 31, 2005 and for each of the years or periods presented.
      (b) The consolidated financial statements of USAA Life Insurance Company as of December 31, 2005, and for each of the years in the three-year period ended December 31, 2005.

(b)  Exhibits

  1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

  2.  Not Applicable.

  3. (a) Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)
      (b) Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003 (9)

  4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements.(3)
      (b) TSA Loan Endorsement.(3)

      (c)  Elimination of Fixed Fund Withdrawal Charge Endorsement.(5)

  5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.(3)

      (b) Telephone Authorization Form.(3)

      (c) Section 1035 Exchange Form.(3)

  6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended.(5)

      (b) Bylaws of USAA Life Insurance Company, as amended April 20, (2004)(9)

  7.  Not Applicable.

  8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995.(3)

                                  VA Part C-1

      (b) Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003(7) .

      (c) Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company(7).

      (d) (i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

          (ii)Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

          (iii)Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

          (iv)Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3,1995, and amended, March 16, 1998.

      (e) (i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)
          (ii)Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated,and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

      (f) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

      (g) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001. (6)

  9. Opinion and Consent of Counsel concerning the legality of the securities being registered.(9)

 10. Consent of Independent Registered Public Accountants Ernst & Young LLP and KPMG LLP. (Filed herewith)


 11.  The following Powers of Attorney and Consents:
         (a)  Power of Attorney for Robert G. Davis.(2)
         (b)  Power of Attorney for Russell A. Evenson.(7)
         (c)  Powers of Attorney for Kristi A. Matus, and Steven A. Bennett(8)
         (d)  Power of Attorney for Edwin T. McQuiston (Filed herewith)

 12.  Not Applicable.

 13. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994.(3)

      (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

 14.  Not applicable.

                                  VA Part C-2

--------------
1 Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
2 Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
3 Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
4 Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
5 Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
6 Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.
7 Previously filed on May 1, 2003 in Post-Effective Amendment No. 11 to this Registration Statement
8 Previously filed on April 20, 2004 in Post-Effective Amendment No. 12 to this Registration Statement
9 Previously filed on February 24, 2005 in Post-Effective Amendment No. 13 to this Registration Statement


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

    DIRECTORS:                      POSITIONS & OFFICES ON THE BOARD:
    Robert G. Davis                 Director and Chair
    Kristi A. Matus                 Director and Vice Chair
    Steven Alan Bennett             Director
    Russell A. Evenson              Director
    Josue Robles, Jr.               Director

    OFFICERS (OTHER THAN DIRECTORS):


    NAME:                           POSITIONS & OFFICES WITH USAA LIFE:
    Kristi A. Matus                 President and Chief Executive Officer
    Lynda C. Cabell                 Senior Vice President and Controller
    Dawn Love Cooper                Senior Vice President
    Russell A. Evenson              Senior Vice President and Chief Actuary
    Mark S. Howard                  Senior Vice President, Secretary and Counsel
    Edwin T. McQuiston              Senior Vice President and Treasurer
    Rosemary H. Puente              Senior Vice President
    Amy D. Cannefax                 Vice President
    W. James Nabholz, III           Vice President and Assistant Secretary
    Allen R. Pierce, Jr.            Vice President
    Debora L. Beachner              Assistant Vice President
    Michael A. Belko                Assistant Vice President
    Phillip N. Beyer                Assistant Vice President
    Brenda E. Davis                 Assistant Vice President
    Steven W. Diamond               Assistant Vice President
    Michael P. Egan                 Assistant Vice President
    Shawn T. Loftus                 Assistant Vice President
    Martha F. Mireles               Assistant Vice President
    Jeffrey G. Nordstrom            Assistant Vice President
    Layne C. Roetzel                Assistant Vice President, Compliance and
                                    Privacy
    Dawn M. Trautman                Assistant Vice President


                                  VA Part C-3

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed herewith and incorporated by reference in response to this item.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2005, there were 8,234 Contracts covered by this Registration Statement.


ITEM 28. INDEMNIFICATION

The information called for by this Item is incorporated herein by reference to
Article IX of the Bylaws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the Commission), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. USAA Investment Management Company (USAA IMCO) is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Management. Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.


    DIRECTORS:                      POSITIONS & OFFICES WITH USAA IMCO
    Christopher W. Claus            Director and Chair, President and
                                    Chief Executive Officer
    Terri L. Luensmann              Director, Senior Vice President
    Casey L. Wentzell               Director, Senior Vice President

                                  VA Part C-4

    OFFICERS:                       POSITIONS WITH USAA IMCO:
    Christopher W. Claus            CEO and President
    Clifford A. Gladson             Senior Vice President
    Mark S. Howard                  Senior Vice President, Secretary and Counsel
    Terri L. Luensmann              Senior Vice President
    Mark S. Rapp                    Senior Vice President
    Casey L. Wentzell               Senior Vice President
    Stuart H. Wester                Vice President
    Eileen M. Smiley                Vice President and Assistant Secretary
    Debra K. Dunn                   Assistant Vice President, Senior Financial
                                    Officer & Treasurer
    Roberto Galindo, Jr.            Assistant Vice President
    Jeffrey D. Hill                 Assistant Vice President,Mutual Funds
                                    Compliance
    David H. Smith                  Assistant Vice President and Chief
                                    Compliance Officer

(c) Not Applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (Statement), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

(d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for

                                  VA Part C-5
retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 17th day of April, 2006.

                                    Separate Account of
                                    USAA Life Insurance Company
                                    (Registrant)

                               By:  USAA Life Insurance Company
                                    (On behalf of Registrant and itself)

                               By:  /s/ Kristi A. Matus
                                    ------------------
                                    Kristi A. Matus
                                    President and Chief Executive Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                    (TITLE)                               (DATE)

-----------------
Robert G. Davis           Director and Chair                  April 17, 2006

/s/ Kristi A. Matus
Kristi A. Matus           Director and Vice Chair,President   April 17, 2006
                          and Chief Executive Officer
                          (Principal Executive Officer)

/s/ Russell A. Evenson
Russell A. Evenson        Director                            April 17, 2006

/s/ Steven Alan Bennett
Steven A. Bennett         Director                            April 17, 2006

/s/ Josue Robles, Jr.
Josue Robles, Jr.         Director                            April 17, 2006

/s/Edwin T. McQuiston     Senior Vice President               April 17, 2006
Edwin T. McQuiston        (Principal Accounting and
                          Financial Officer)

                                  VA Part C-6

                                  EXHIBIT INDEX

EXHIBITS

1. Persons Controlled By or Under Common Control with the Depositor or
   Registrant.
2. Power of Attorney Executed by Edwin T. McQuiston
3. Consent of Ernst & Young LLP
4. Consent of KPMG LLP

                                  VA part C-7